                             HARTFORD MUTUAL FUNDS
                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999
                         PROSPECTO -- 1 DE MAYO DE 1996
               REVISION VIGENTE A PARTIR DEL 9 DE AGOSTO DE 1996

El presente Prospecto contiene informacion relacionada con doce fondos mutuales ofrecidos bajo el mismo (denominados, individualmente, un "Fondo", denominados colectivamente los "Fondos" o "Fondos Mutuales Hartford"), cada uno de los cuales esta registrado como compania administradora de inversiones de capital variable diversificada ante la Comision de Bolsas y Valores, ofrecidos para servir como medios de inversion precedentes para ciertas cuentas independientes de anualidad variable y de seguro de vida variable de Hartford Life Insurance Company e ITT Hartford Life and Annuity Insurance Company (denominadas, colectivamente, las "Companias de Seguros de Vida ITT Hartford"). Los Fondos, que tienen distintos objetivos y politicas de inversion, son: Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc., Hartford Advisers Fund, Inc., Hartford International Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Mortgage Securities Fund, Inc., HVA Money Market Fund, Inc. y Hartford U.S. Government Money Market Fund, Inc. El objetivo de inversion de cada Fondo se enuncia en la primera oracion de cada uno de los siguientes:

                               FONDOS ACCIONARIOS

    HARTFORD CAPITAL APPRECIATION FUND, INC., procura el crecimiento del capital, mediante inversiones en valores seleccionados exclusivamente en base a su potencial de apreciacion de capital; los ingresos, en su caso, constituyen una consideracion secundaria. El Fondo de Apreciacion de Capital invierte principalmente en valores accionarios y titulos convertibles en valores accionarios.

    HARTFORD DIVIDEND AND GROWTH FUND, INC. procura un elevado nivel de ingresos corrientes en consonancia con el crecimiento del capital y un riesgo de inversion razonable. El Fondo de Dividendos y Crecimiento invierte principalmente en valores accionarios y titulos convertibles en valores accionarios que tipicamente ofrecen una rentabilidad de ingresos superiores al promedio y posibilidades favorables de apreciacion del capital.

    HARTFORD INDEX FUND, INC., procura ofrecer resultados de inversion que se aproximen al rendimiento de precios y rentabilidad de acciones comunes negociadas en las bolsas de valores. El Fondo de Indices trata de aproximar el rendimiento de capital e ingresos de dividendos del Indice Compuesto de Precios Accionarios Standard & Poor's 500.

    HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC. procura una tasa de rendimiento total a largo plazo consonante con un riesgo de inversion prudente mediante inversiones principalmente en valores accionarios emitidos por companias extranjeras.

    HARTFORD SMALL COMPANY FUND, INC., procura el incremento de capital invirtiendo principalmente en titulos de participacion seleccionados en funcion del potencial del aumento de valor del capital. El Fondo invierte principalmente en titulos de participacion emitidos por empresas con menos de $2 mil millones de capitalizacion en el mercado.

    HARTFORD STOCK FUND, INC. procura el crecimiento de capital a largo plazo, principalmente por apreciacion de capital, con los ingresos como consideracion secundaria, mediante inversiones principalmente en valores accionarios. Su cartera pone enfasis en las companias de crecimiento de alta calidad.

                        FONDOS DE ASIGNACION DE ACTIVOS
    HARTFORD ADVISERS FUND, INC. procura lograr una tasa de rendimiento total maxima a largo plazo consonante con un riesgo de inversion prudente, mediante inversiones en acciones comunes y otros valores accionarios, bonos y otros titulos de adeudo, asi como instrumentos del mercado monetario. El Fondo Advisers asigna activamente su activo entre estas categorias de activo, en base a analisis fundamentales y no sobre periodos a corto plazo del mercado.

    HARTFORD INTERNATIONAL ADVISERS FUND, INC. procura una tasa de rendimiento total maxima a largo plazo consonante con un riesgo de inversion prudente. El activo del Fondo Internacional Advisers se diversificara entre por lo menos cinco paises, y se asignara entre valores accionarios y de adeudo asi como instrumentos del mercado monetario, en base a analisis fundamentales, y no sobre periodos a corto plazo del mercado.

                                FONDOS DE BONOS

    HARTFORD BOND FUND, INC. procura lograr ingresos corrientes maximos, consonantes con la preservacion del capital, mediante inversiones principalmente en valores de ingresos fijos.

    HARTFORD MORTGAGE SECURITIES FUND, INC., procura lograr ingresos corrientes maximos, en consonancia con la seguridad del capital y el mantenimiento de liquidez, mediante inversiones principalmente en titulos hipotecarios, incluso valores emitidos por la Asociacion Hipotecaria Nacional del Gobierno.

                          FONDOS DEL MERCADO MONETARIO

    HVA MONEY MARKET FUND, INC., procura ingresos corrientes maximos consonantes con la liquidez y preservacion del capital. Este Fondo invierte en instrumentos del mercado monetario a corto plazo.

    HARTFORD U.S. GOVERNMENT MONEY MARKET FUND, INC. procura ingresos corrientes maximos consonantes con la preservacion del capital. Este Fondo invierte en instrumentos del mercado monetario a corto plazo.
--------------------------------------------------------------------------------

ESTOS VALORES NO HAN SIDO APROBADOS NI DESAPROBADOS POR LA COMISION DE BOLSAS Y VALORES NI POR NINGUNA COMISION DE VALORES ESTATAL. ASIMISMO, NI LA COMISION DE BOLSAS Y VALORES NI NINGUNA COMISION DE VALORES ESTATAL SE HA PRONUNCIADO SOBRE LA EXACTITUD O IDONEIDAD DEL PRESENTE PROSPECTO. CUALQUIER AFIRMACION CONTRARIA CONSTITUYE UN DELITO.
--------------------------------------------------------------------------------

EL PRESENTE PROSPECTO EXPONE EN TERMINOS CONCISOS LA INFORMACION ACERCA DE UN FONDO QUE UN POSIBLE INVERSIONISTA DEBERA CONOCER ANTES DE INVERTIR. SIRVASE LEER Y CONSERVAR ESTE PROSPECTO PARA REFERENCIA FUTURA. SE HA PRESENTADO ANTE LA COMISION DE BOLSAS Y VALORES INFORMACION ADICIONAL ACERCA DEL FONDO EN UNA DECLARACION DE INFORMACION ADICIONAL FECHADA EL 1 DE MAYO DE 1996, REVISION VIGENTE A PARTIR DEL 9 DE AGOSTO DE 1996, QUE SE HA INCORPORADO POR REFERENCIA EN EL PRESENTE PROSPECTO Y QUE SE FACILITARA PREVIA SOLICITUD Y SIN CARGO. ESCRIBA A: "HARTFORD FAMILY OF FUNDS, C/O INDIVIDUAL ANNUITY OPERATIONS", P.O. BOX 2999, HARTFORD, CT 06104-2999.
--------------------------------------------------------------------------------

NO SE HA AUTORIZADO A NINGUN AGENTE, VENDEDOR U OTRA PERSONA PARA QUE OFREZCA INFORMACION NI QUE HAGA NINGUNA AFIRMACION, EXCEPTO POR LAS CONTENIDAS EN EL PRESENTE PROSPECTO, EN RELACION CON LA OFERTA CONTENIDA EN ESTE PROSPECTO Y, EN CASO DE QUE SE OFRECIERE O HICIERE, NO DEBE CONFIARSE EN QUE DICHA OTRA INFORMACION O AFIRMACION HAYA SIDO AUTORIZADA POR LOS FONDOS. EL PRESENTE PROSPECTO NO CONSTITUYE UNA OFERTA POR LOS FONDOS DE VENDER NI UNA SOLICITACION DE NINGUNA OFERTA DE COMPRA DE NINGUNO DE LOS VALORES OFRECIDOS EN VIRTUD DE ESTE PROSPECTO EN NINGUNA JURISDICCION A NINGUNA PERSONA A QUIEN FUERE ILEGAL QUE LOS FONDOS HICIEREN DICHA OFERTA.
--------------------------------------------------------------------------------

UNA INVERSION EN CUALQUIERA DE LOS FONDOS DEL MERCADO MONETARIO NO ESTA ASEGURADA NI GARANTIZADA POR EL GOBIERNO DE EE.UU. NO PUEDE OFRECERSE GARANTIA DE QUE CUALQUIERA DE LOS FONDOS DEL MERCADO MONETARIO PUEDA MANTENER UN VALOR DE ACTIVO NETO ESTABLE DE $1.00 POR ACCION.
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL ADVISERS FUND, INC., PODRA INVERTIR HASTA EL 15% DE SU ACTIVO EN TITULOS DE ADEUDO DE ALTO RENDIMIENTO. LAS INVERSIONES DE ESTE TIPO IMPLICAN RIESGOS COMPARATIVAMENTE MAYORES, INCLUSO VOLATILIDAD DE PRECIOS Y EL RIESGO DE INCUMPLIMIENTO EN EL PAGO DEL INTERES Y CAPITAL, QUE LOS TITULOS DE ADEUDO DE MEJOR CALIDAD. VER "POLITICAS DE INVERSION Y FACTORES DE RIESGO COMUNES".
--------------------------------------------------------------------------------

Hartford Mutual Funds                                                          3
--------------------------------------------------------------------------------

                            FONDOS MUTUALES HARTFORD
                                     INDICE

                                                                        PAGINA
Glosario..............................................................     4
Datos Financieros Importantes.........................................     5
Los Fondos............................................................    16
Objetivos y Politicas de Inversion de los Fondos......................    16
Politicas de Inversion y Factores de Riesgo Comunes...................    25
  Convenios de Readquisicion..........................................    25
  Valores sin Liquidez................................................    26
  Valores Adquiridos Antes de su Emision y de Entrega Demorada........    26
  Otras Companias de Inversion........................................    26
  Transacciones en Divisas............................................    27
  Opciones y Contratos de Futuros.....................................    27
  Valores no de EE.UU., Incluso ADR y GDR.............................    29
  Valores de Poca Capitalizacion......................................    30
  Titulos Hipotecarios................................................    30
  Valores Respaldados por Activos.....................................    31
  Convenios de Permuta................................................    31
  Instrumentos del Mercado Monetario..................................    32
  Valores de Alta Calidad.............................................    32
  Valores de Alto Rendimiento.........................................    32
  Otros Factores de Riesgo............................................    32
Administracion de los Fondos..........................................    33
  Servicios de Asesoria y Administracion de Inversiones...............    33
  Servicios de Subasesoria de Inversiones.............................    34
  Administradores de Carteras.........................................    35
Servicios Administrativos para los Fondos.............................    36
Gastos de los Fondos..................................................    36
Informacion Relacionada con el Rendimiento............................    36
Dividendos............................................................    37
Valor de Activo Neto..................................................    37
Adquisicion de Acciones de los Fondos.................................    37
Venta y Redencion de Acciones.........................................    38
Impuestos Sobre la Renta Federales....................................    38
Titularidad y Capitalizacion de los Fondos............................    38
  Capital Social......................................................    38
  Votacion............................................................    38
  Otros Derechos......................................................    39
Informacion General...................................................    39
  Informes a los Accionistas..........................................    39
  Custodio, Agentes de Transferencia y de Desembolso de Dividendos....    39
  Definicion de "Mayoria".............................................    39
  Procedimientos Legales Pendientes...................................    39
  Solicitudes de Informacion..........................................    39
Apendice -- Clasificacion de Bonos e Instrumentos Comerciales.........    40

    Existe la posibilidad de que se declarare a un Fondo responsable de una tergiversacion, inexactitud o divulgacion incompleta en este Prospecto con respecto a los demas Fondos.

    El informe anual a los accionistas de los Fondos contiene informacion adicional sobre los resultados de cada Fondo, incluso el Estudio y Analisis de Resultados por la Gerencia, cuyo informe podra obtenerse sin cargo, llamando al 1-800-862-6668.

4                                                          HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

                                    GLOSARIO

     ADR:            Certificados de Deposito Norteamericanos
     CFTC:           Comision de Lonjas de Bienes de Futuros
     CMO:            Obligaciones Hipotecarias Garantizadas
     Codigo:         Codigo de Rentas Internas de 1986, segun enmienda
     FHLMC:          Corporacion Federal de Prestamos Hipotecarios para
                     Viviendas
     FNMA:           Asociacion Hipotecaria Nacional Federal
     GDR:            Certificados de Deposito Globales
     GNMA:           Asociacion Hipotecaria Nacional del Gobierno
     FMI:            Fondo Monetario Internacional
     Moody's:        Moody's Investors Service, Inc.
     NYSE:           Bolsa de Valores de Nueva York
     Ley de 1940:    Ley Reguladora de Companias Inversionistas de 1940,
                     segun enmienda
     SEC:            Comision de Bolsas y Valores
     S&P:            Standard & Poor's Corporation
     Banco Mundial:  Banco Internacional de Reconstruccion y Fomento

Hartford Capital Appreciation Fund, Inc.                                       5
(Antiguamente Hartford Aggressive Growth Fund, Inc.)
--------------------------------------------------------------------------------

                         DATOS FINANCIEROS IMPORTANTES

    En la medida en que se relacione con cada uno de los cinco anos dentro del periodo finalizado el 31 de diciembre de 1995, la siguiente informacion ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe sobre la misma se incluye en la Declaracion de Informacion Adicional, la cual se incorpora en este prospecto por referencia.

                                            (PARA UNA ACCION EN CIRCULACION DURANTE TODO EL PERIODO INDICADO)
                                ------------------------------------------------------------------------------------------
                                   ANO         ANO         ANO         ANO         ANO        ANO        ANO        ANO
                                FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO FINALIZADO FINALIZADO
                                 31/12/95    31/12/94   31/12/93    31/12/92    31/12/91    31/12/90   31/12/89   31/12/88
                                ----------  ----------  ---------   ---------   ---------   --------   --------   --------
VALOR DE ACTIVO NETO AL
 PRINCIPIO
 DEL PERIODO..................  $    2.860  $    3.052  $  2.634    $  2.607    $  1.709    $ 2.020    $ 1.678    $ 1.341
INGRESOS NETOS DE INVERSION...       0.030       0.011     0.003       0.008       0.021      0.029      0.023      0.015
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............       0.785       0.070     0.526       0.388       0.898     (0.246)     0.376      0.337
                                ----------  ----------  ---------   ---------   ---------   --------   --------   --------
TOTAL DE OPERACIONES DE
 INVERSION....................       0.815       0.081     0.529       0.396       0.919     (0.217)     0.399      0.352
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................      (0.030)     (0.011)   (0.003)     (0.008)     (0.021)    (0.029)    (0.023)    (0.015)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................      (0.155)     (0.262)   (0.108)     (0.361)      0.000     (0.065)    (0.034)     0.000
DEVOLUCION DEL CAPITAL........       0.000       0.000     0.000       0.000       0.000      0.000      0.000      0.000
                                ----------  ----------  ---------   ---------   ---------   --------   --------   --------
TOTAL DE DISTRIBUCIONES.......      (0.185)     (0.273)   (0.111)     (0.369)     (0.021)    (0.094)    (0.057)    (0.015)
                                ----------  ----------  ---------   ---------   ---------   --------   --------   --------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................       0.630      (0.192)    0.418       0.027       0.898     (0.311)     0.342      0.337
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $    3.490  $    2.860  $  3.052    $  2.634    $  2.607    $ 1.709    $ 2.020    $ 1.678
                                ----------  ----------  ---------   ---------   ---------   --------   --------   --------
                                ----------  ----------  ---------   ---------   ---------   --------   --------   --------
RENDIMIENTO TOTAL.............       30.25%       2.50%    20.80%      16.98%      53.99%    (10.90)%    24.11%     26.37%
ACTIVO NETO (EN MILES)........   2,157,892   1,158,644   778,904     300,373     158,046     56,032     59,922     34,226
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............        0.68%       0.72%     0.76%       0.87%       0.92%      0.96%      0.94%      0.97%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................        0.95%       0.40%     0.12%       0.36%       0.92%      1.58%      1.25%      0.91%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................        78.6%       73.3%     91.4%      100.3%      107.2%      51.8%      35.0%      48.9%


                                  ANO        ANO
                                FINALIZADO FINALIZADO
                                31/12/87   31/12/86
                                --------   --------
VALOR DE ACTIVO NETO AL
 PRINCIPIO
 DEL PERIODO..................  $ 1.482    $ 1.423
INGRESOS NETOS DE INVERSION...    0.025      0.019
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............   (0.075)     0.106
                                --------   --------
TOTAL DE OPERACIONES DE
 INVERSION....................   (0.050)     0.125
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................   (0.025)    (0.019)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................   (0.066)    (0.047)
DEVOLUCION DEL CAPITAL........    0.000      0.000
                                --------   --------
TOTAL DE DISTRIBUCIONES.......   (0.091)    (0.066)
                                --------   --------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................   (0.141)     0.059
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $ 1.341    $ 1.482
                                --------   --------
                                --------   --------
RENDIMIENTO TOTAL.............    (4.31)%     9.03%
ACTIVO NETO (EN MILES)........   26,123     22,556
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............     1.01%      1.12%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................     1.27%      1.23%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................     68.7%      53.9%

6                                          HARTFORD DIVIDEND & GROWTH FUND, INC.
--------------------------------------------------------------------------------

                         DATOS FINANCIEROS IMPORTANTES

    La siguiente informacion ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe sobre la misma se incluye en la Declaracion de Informacion Adicional, la cual se incorpora en este prospecto por referencia.

                                                      (PARA UNA ACCION EN
                                                      CIRCULACION DURANTE
                                                        TODO EL PERIODO
                                                           INDICADO)
                                                    -----------------------
                                                       ANO
                                                    FINALIZADO   08/03/94-
                                                      1995      31/12/94(A)
                                                    ---------   -----------
VALOR DE ACTIVO NETO AL PRINCIPIO DEL PERIODO.....  $  0.994     $ 1.000
INGRESOS NETOS DE INVERSION.......................     0.033       0.024
GANANCIAS (PERDIDAS) NETAS REALIZADAS Y SIN
 REALIZAR SOBRE INVERSIONES.......................     0.317     (0.005)
                                                    ---------   -----------
TOTAL DE OPERACIONES DE INVERSION.................     0.350       0.019
DIVIDENDOS DE INGRESOS NETOS DE INVERSION.........   (0.033)     (0.024)
DISTRIBUCION DE GANANCIAS NETAS REALIZADAS SOBRE
 VALORES..........................................     0.000     (0.001)
DEVOLUCION DEL CAPITAL............................     0.000       0.000
                                                    ---------   -----------
TOTAL DE DISTRIBUCIONES...........................   (0.033)     (0.025)
                                                    ---------   -----------
AUMENTO (DISMINUCION) DE ACTIVO NETO..............     0.317     (0.006)
VALOR DE ACTIVO NETO AL FINAL DEL PERIODO.........  $  1.311     $ 0.994
                                                    ---------   -----------
                                                    ---------   -----------
RENDIMIENTO TOTAL.................................     36.37%       1.96%
ACTIVO NETO (EN MILES)............................   265,070      55,066
RAZON DE GASTOS DE OPERACION A ACTIVO NETO
 MEDIO............................................      0.77%       0.83%*
RAZON DE INGRESOS NETOS DE INVERSION A ACTIVO NETO
 MEDIO............................................      2.91%       3.52%*
REGIMEN DE MOVIMIENTO DE CARTERA..................      41.4%       27.8%

----------------------------------
(a) El Fondo fue declarado en vigor por la Comision de Bolsas y Valores el dia 8 de marzo de 1994.

 * Anualizado

HARTFORD INDEX FUND, INC.                                                      7
--------------------------------------------------------------------------------

                         DATOS FINANCIEROS IMPORTANTES

    En la medida en que se relacione con cada uno de los cinco anos dentro del periodo finalizado el 31 de diciembre de 1995, la siguiente informacion ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe sobre la misma se incluye en la Declaracion de Informacion Adicional, la cual se incorpora en este prospecto por referencia.

                                           (PARA UNA ACCION EN CIRCULACION DURANTE TODO EL PERIODO INDICADO)
                                ----------------------------------------------------------------------------------------
                                   ANO         ANO         ANO        ANO        ANO        ANO        ANO        ANO
                                FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO FINALIZADO FINALIZADO FINALIZADO FINALIZADO
                                31/12/95    31/12/94    31/12/93    31/12/92   31/12/91   31/12/90   31/12/89   31/12/88
                                ---------   ---------   ---------   --------   --------   --------   --------   --------
VALOR DE ACTIVO NETO AL
 PRINCIPIO
 DEL PERIODO..................  $  1.522    $  1.546    $  1.450    $ 1.390    $ 1.134    $ 1.220    $ 0.960    $ 0.854
INGRESOS NETOS DE INVERSION...     0.044       0.038       0.035      0.033      0.036      0.037      0.029      0.030
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............     0.507      (0.024)      0.096      0.060      0.294     (0.086)     0.260      0.106
                                ---------   ---------   ---------   --------   --------   --------   --------   --------
TOTAL DE OPERACIONES DE
 INVERSION....................     0.551       0.014       0.131      0.093      0.330     (0.049)     0.289      0.136
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................    (0.044)     (0.038)     (0.035)    (0.033)    (0.036)    (0.037)    (0.029)    (0.030)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................    (0.001)      0.000       0.000      0.000     (0.038)     0.000      0.000      0.000
DEVOLUCION DEL CAPITAL........     0.000       0.000       0.000      0.000      0.000      0.000      0.000      0.000
                                ---------   ---------   ---------   --------   --------   --------   --------   --------
TOTAL DE DISTRIBUCIONES.......    (0.045)     (0.038)     (0.035)    (0.033)    (0.074)    (0.037)    (0.029)    (0.030)
                                ---------   ---------   ---------   --------   --------   --------   --------   --------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................     0.506      (0.024)      0.096      0.060      0.256     (0.086)     0.260      0.106
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $  2.028    $  1.522    $  1.546    $ 1.450    $ 1.390    $ 1.134    $ 1.220    $ 0.960
                                ---------   ---------   ---------   --------   --------   --------   --------   --------
                                ---------   ---------   ---------   --------   --------   --------   --------   --------
RENDIMIENTO TOTAL.............     36.55%       0.94%       9.12%      6.82%     29.53%     (3.99)%    30.47%     16.35%
ACTIVO NETO (EN MILES)........   318,253     157,660     140,396     82,335     47,770     26,641     19,456     10,050
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............      0.39%       0.45%       0.49%      0.60%      0.67%      0.91%      1.10%      1.23%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................      2.46%       2.50%       2.36%      2.48%      2.89%      3.27%      2.60%      3.29%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................       1.5%        1.8%        0.8%       1.2%       6.7%      25.5%      12.9%      20.9%


                                 05/01/87-
                                31/12/87(A)
                                -----------
VALOR DE ACTIVO NETO AL
 PRINCIPIO
 DEL PERIODO..................    $ 1.000
INGRESOS NETOS DE INVERSION...      0.016
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............     (0.144)
                                -----------
TOTAL DE OPERACIONES DE
 INVERSION....................     (0.128)
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................     (0.016)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................     (0.002)
DEVOLUCION DEL CAPITAL........      0.000
                                -----------
TOTAL DE DISTRIBUCIONES.......     (0.018)
                                -----------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................     (0.146)
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................    $ 0.854
                                -----------
                                -----------
RENDIMIENTO TOTAL.............     (12.91)%
ACTIVO NETO (EN MILES)........      7,212
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............       1.35%*
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................       2.39%*
REGIMEN DE MOVIMIENTO DE
 CARTERA......................        1.9%

------------------------------
(a) El Fondo fue declarado en vigor por la Comision de Bolsas y Valores el dia 1 de mayo de 1987.

 *  Anualizado

8                                HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.
--------------------------------------------------------------------------------

                         DATOS FINANCIEROS IMPORTANTES

    En la medida en que se relacione con cada uno de los cinco anos dentro del periodo finalizado el 31 de diciembre de 1995, la siguiente informacion ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe sobre la misma se incluye en la Declaracion de Informacion Adicional, la cual se incorpora en este prospecto por referencia.

                                  (PARA UNA ACCION EN CIRCULACION DURANTE TODO EL PERIODO INDICADO)
                                ---------------------------------------------------------------------
                                   ANO         ANO         ANO        ANO        ANO
                                FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO FINALIZADO  02/07/90-
                                31/12/95    31/12/94    31/12/93    31/12/92   31/12/91   31/12/90(A)
                                ---------   ---------   ---------   --------   --------   -----------
VALOR DE ACTIVO NETO AL
 PRINCIPIO DEL PERIODO........  $  1.176    $  1.215    $  0.917    $ 0.973    $ 0.871      $ 1.000
INGRESOS NETOS DE INVERSION...     0.020       0.016       0.009      0.013      0.011        0.015
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............     0.141      (0.039)      0.298     (0.056)     0.102       (0.129)
                                ---------   ---------   ---------   --------   --------   -----------
TOTAL DE OPERACIONES DE
 INVERSION....................     0.161      (0.023)      0.307     (0.043)     0.113       (0.114)
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................    (0.020)     (0.016)     (0.009)    (0.013)    (0.011)      (0.015)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................    (0.011)      0.000       0.000      0.000      0.000        0.000
DEVOLUCION DEL CAPITAL........     0.000       0.000       0.000      0.000      0.000        0.000
                                ---------   ---------   ---------   --------   --------   -----------
TOTAL DE DISTRIBUCIONES.......    (0.031)     (0.016)     (0.009)    (0.013)    (0.011)      (0.015)
                                ---------   ---------   ---------   --------   --------   -----------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................     0.130      (0.039)      0.298     (0.056)     0.102       (0.129)
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $  1.306    $  1.176    $  1.215    $ 0.917    $ 0.973      $ 0.871
                                ---------   ---------   ---------   --------   --------   -----------
                                ---------   ---------   ---------   --------   --------   -----------
RENDIMIENTO TOTAL.............     13.93%      (1.94)%     33.73%     (4.43)%    13.00%      (11.76)%
ACTIVO NETO (EN MILES)........   686,475     563,765     281,608     47,560     22,854        9,352
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............      0.86%       0.85%       1.00%      1.23%      1.24%        1.04%*
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................      1.60%       1.42%       0.84%      1.40%      1.17%        2.65%*
REGIMEN DE MOVIMIENTO DE
 CARTERA......................      55.6%       46.4%       31.8%      25.1%      24.7%         3.0%

------------------------------
(a) El Fondo fue declarado en vigor por la Comision de Bolsas y Valores el dia 2 de julio de 1990.

 *  Anualizado

HARTFORD STOCK FUND, INC.                                                      9
--------------------------------------------------------------------------------

                         DATOS FINANCIEROS IMPORTANTES

    En la medida en que se relacione con cada uno de los cinco anos dentro del periodo finalizado el 31 de diciembre de 1995, la siguiente informacion ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe sobre la misma se incluye en la Declaracion de Informacion Adicional, la cual se incorpora en este prospecto por referencia.

                                              (PARA UNA ACCION EN CIRCULACION DURANTE TODO EL PERIODO INDICADO)
                                ----------------------------------------------------------------------------------------------
                                   ANO         ANO         ANO          ANO         ANO         ANO         ANO         ANO
                                FINALIZADO  FINALIZADO  FINALIZADO   FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO
                                31/12/95    31/12/94     31/12/93    31/12/92    31/12/91    31/12/90    31/12/89    31/12/88
                                ---------   ---------   ----------   ---------   ---------   ---------   ---------   ---------
VALOR DE ACTIVO NETO AL
 PRINCIPIO DEL PERIODO........  $   2.801   $   3.099   $   2.965    $  2.927    $  2.452    $  2.775    $  2.304    $  1.977
INGRESOS NETOS DE INVERSION...      0.070       0.061       0.053       0.051       0.059       0.070       0.065       0.045
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............      0.840      (0.111)      0.339       0.219       0.532      (0.179)      0.522       0.327
                                ---------   ---------   ----------   ---------   ---------   ---------   ---------   ---------
TOTAL DE OPERACIONES DE
 INVERSION....................      0.910      (0.050)      0.392       0.270       0.591      (0.109)      0.587       0.372
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................     (0.070)     (0.061)     (0.053)     (0.051)     (0.059)     (0.070)     (0.065)     (0.045)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................     (0.114)     (0.187)     (0.205)     (0.181)     (0.057)     (0.144)     (0.051)      0.000
DEVOLUCION DEL CAPITAL........      0.000       0.000       0.000       0.000       0.000       0.000       0.000       0.000
                                ---------   ---------   ----------   ---------   ---------   ---------   ---------   ---------
TOTAL DE DISTRIBUCIONES.......     (0.184)     (0.248)     (0.258)     (0.232)     (0.116)     (0.214)     (0.116)     (0.045)
                                ---------   ---------   ----------   ---------   ---------   ---------   ---------   ---------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................      0.726      (0.298)      0.134       0.038       0.475      (0.323)      0.471       0.327
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $   3.527   $   2.801   $   3.099    $  2.965    $  2.927    $  2.452    $  2.775    $  2.304
                                ---------   ---------   ----------   ---------   ---------   ---------   ---------   ---------
                                ---------   ---------   ----------   ---------   ---------   ---------   ---------   ---------
RENDIMIENTO TOTAL.............      34.10%      (1.89)%     14.34%      10.04%      24.58%      (3.87)%     26.02%      19.00%
ACTIVO NETO (EN MILES)........  1,876,884   1,163,158     968,425     569,903     406,489     257,553     266,756     187,511
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............       0.48%       0.50%       0.53%       0.57%       0.60%       0.66%       0.64%       0.65%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................       2.23%       2.17%       1.86%       1.90%       2.14%       2.76%       2.31%       2.08%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................       52.9%       63.8%       69.0%       69.8%       24.3%       20.2%       24.4%       22.9%


                                   ANO         ANO
                                FINALIZADO  FINALIZADO
                                31/12/87    31/12/86
                                ---------   ---------
VALOR DE ACTIVO NETO AL
 PRINCIPIO DEL PERIODO........  $  2.177    $  2.107
INGRESOS NETOS DE INVERSION...     0.045       0.049
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............     0.084       0.196
                                ---------   ---------
TOTAL DE OPERACIONES DE
 INVERSION....................     0.129       0.245
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................    (0.045)     (0.049)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................    (0.284)     (0.126)
DEVOLUCION DEL CAPITAL........     0.000       0.000
                                ---------   ---------
TOTAL DE DISTRIBUCIONES.......    (0.329)     (0.175)
                                ---------   ---------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................    (0.200)      0.070
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $  1.977    $  2.177
                                ---------   ---------
                                ---------   ---------
RENDIMIENTO TOTAL.............      5.41%      12.33%
ACTIVO NETO (EN MILES)........   170,319     148,126
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............      0.65%       0.66%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................      1.83%       2.24%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................      27.0%       25.7%

10                                                  HARTFORD ADVISERS FUND, INC.
--------------------------------------------------------------------------------

                         DATOS FINANCIEROS IMPORTANTES

    En la medida en que se relacione con cada uno de los cinco anos dentro del periodo finalizado el 31 de diciembre de 1995, la siguiente informacion ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe sobre la misma se incluye en la Declaracion de Informacion Adicional, la cual se incorpora en este prospecto por referencia.

                                               (PARA UNA ACCION EN CIRCULACION DURANTE TODO EL PERIODO INDICADO)
                                ------------------------------------------------------------------------------------------------
                                   ANO          ANO          ANO          ANO         ANO         ANO         ANO         ANO
                                FINALIZADO   FINALIZADO   FINALIZADO   FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO
                                 31/12/95     31/12/94     31/12/93    31/12/92    31/12/91    31/12/90    31/12/89    31/12/88
                                ----------   ----------   ----------   ---------   ---------   ---------   ---------   ---------
VALOR DE ACTIVO NETO AL
 PRINCIPIO
 DEL PERIODO..................  $    1.600   $    1.752   $    1.676   $  1.649    $  1.436    $  1.543    $  1.332    $  1.213
INGRESOS NETOS DE INVERSION...       0.064        0.054        0.050      0.059       0.063       0.074       0.062       0.051
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............       0.377       (0.100)       0.145      0.070       0.223      (0.059)      0.221       0.119
                                ----------   ----------   ----------   ---------   ---------   ---------   ---------   ---------
TOTAL DE OPERACIONES DE
 INVERSION....................       0.441       (0.046)       0.195      0.129       0.286       0.015       0.283       0.170
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................      (0.064)      (0.054)      (0.050)    (0.059)     (0.063)     (0.074)     (0.062)     (0.051)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................      (0.019)      (0.052)      (0.069)    (0.043)     (0.010)     (0.048)     (0.010)      0.000
DEVOLUCION DEL CAPITAL........       0.000        0.000        0.000      0.000       0.000       0.000       0.000       0.000
                                ----------   ----------   ----------   ---------   ---------   ---------   ---------   ---------
TOTAL DE DISTRIBUCIONES.......      (0.083)      (0.106)      (0.119)    (0.102)     (0.073)     (0.122)     (0.072)     (0.051)
                                ----------   ----------   ----------   ---------   ---------   ---------   ---------   ---------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................       0.358       (0.152)       0.076      0.027       0.213      (0.107)      0.211       0.119
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $    1.958   $    1.600   $    1.752   $  1.676    $  1.649    $  1.436    $  1.543    $  1.332
                                ----------   ----------   ----------   ---------   ---------   ---------   ---------   ---------
                                ----------   ----------   ----------   ---------   ---------   ---------   ---------   ---------
RENDIMIENTO TOTAL.............       28.34%       (2.74)%      12.25%      8.30%      20.33%       1.26%      21.72%      14.24%
ACTIVO NETO (EN MILES)........   4,262,769    3,034,034    2,426,550    985,747     631,424     416,839     371,917     264,750
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............        0.65%        0.65%        0.69%      0.78%       0.81%       0.89%       0.89%       0.90%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................        3.57%        3.34%        3.07%      3.55%       4.13%       4.65%       4.14%       3.93%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................        63.5%        60.0%        55.3%      72.8%       42.1%       35.7%       33.5%       30.9%


                                   ANO         ANO
                                FINALIZADO  FINALIZADO
                                31/12/87    31/12/86
                                ---------   ---------
VALOR DE ACTIVO NETO AL
 PRINCIPIO
 DEL PERIODO..................  $  1.227    $  1.179
INGRESOS NETOS DE INVERSION...     0.051       0.054
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............     0.025       0.089
                                ---------   ---------
TOTAL DE OPERACIONES DE
 INVERSION....................     0.076       0.143
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................    (0.051)     (0.054)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................    (0.039)     (0.041)
DEVOLUCION DEL CAPITAL........     0.000       0.000
                                ---------   ---------
TOTAL DE DISTRIBUCIONES.......    (0.090)     (0.095)
                                ---------   ---------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................    (0.014)      0.048
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $  1.213    $  1.227
                                ---------   ---------
                                ---------   ---------
RENDIMIENTO TOTAL.............      6.08%      12.70%
ACTIVO NETO (EN MILES)........   239,704     127,214
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............      0.91%       0.98%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................      4.00%       4.36%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................      28.3%       23.3%

HARTFORD INTERNATIONAL ADVISERS FUND, INC.                                    11
--------------------------------------------------------------------------------

                         DATOS FINANCIEROS IMPORTANTES

    La siguiente informacion ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe sobre la misma se incluye en la Declaracion de Informacion Adicional, la cual se incorpora en este prospecto por referencia.

                                                     (PARA UNA ACCION EN
                                                     CIRCULACION DURANTE
                                                       TODO EL PERIODO
                                                          INDICADO)
                                                    ----------------------
                                                          01/03/95-
                                                         31/12/95(A)
                                                    ----------------------
VALOR DE ACTIVO NETO AL PRINCIPIO DEL PERIODO.....         $ 1.000
INGRESOS NETOS DE INVERSION.......................           0.030
GANANCIAS (PERDIDAS) NETAS REALIZADAS Y SIN
 REALIZAR SOBRE INVERSIONES.......................           0.126
                                                          --------
TOTAL DE OPERACIONES DE INVERSION.................           0.156
DIVIDENDOS DE INGRESOS NETOS DE INVERSION.........          (0.030)
DISTRIBUCION DE GANANCIAS NETAS REALIZADAS SOBRE
 VALORES..........................................          (0.017)
DEVOLUCION DEL CAPITAL............................           0.000
                                                          --------
TOTAL DE DISTRIBUCIONES...........................          (0.047)
                                                          --------
AUMENTO (DISMINUCION) DE ACTIVO NETO..............           0.109
VALOR DE ACTIVO NETO AL FINAL DEL PERIODO.........         $ 1.109
                                                          --------
                                                          --------
RENDIMIENTO TOTAL.................................           15.84%
ACTIVO NETO (EN MILES)............................          31,264
RAZON DE GASTOS DE OPERACION A ACTIVO NETO
 MEDIO............................................            0.65%*
RAZON DE INGRESOS NETOS DE INVERSION A ACTIVO NETO
 MEDIO............................................            3.36%*
REGIMEN DE MOVIMIENTO DE CARTERA..................            47.2%

----------------------------------
(a) El Fondo fue declarado en vigor por la Comision de Bolsas y Valores el dia 1 de marzo de 1995.

 * Anualizado. En 1995, se eximio una porcion de los honorarios de administracion del Fondo Internacional Advisers. Sin esta exencion, la razon total de gastos del fondo para 1995 hubiera sido del 1.229%.

12                                                      Hartford Bond Fund, Inc.
--------------------------------------------------------------------------------

                         DATOS FINANCIEROS IMPORTANTES

    En la medida en que se relacione con cada uno de los cinco anos dentro del periodo finalizado el 31 de diciembre de 1995, la siguiente informacion ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe sobre la misma se incluye en la Declaracion de Informacion Adicional, la cual se incorpora en este prospecto por referencia.

                                            (PARA UNA ACCION EN CIRCULACION DURANTE TODO EL PERIODO INDICADO)
                                ------------------------------------------------------------------------------------------
                                   ANO         ANO         ANO         ANO         ANO        ANO        ANO        ANO
                                FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO FINALIZADO FINALIZADO
                                31/12/95    31/12/94    31/12/93    31/12/92    31/12/91    31/12/90   31/12/89   31/12/88
                                ---------   ---------   ---------   ---------   ---------   --------   --------   --------
VALOR DE ACTIVO NETO AL
 PRINCIPIO DEL PERIODO........  $  0.926    $  1.044    $  1.024    $  1.061    $  0.979    $ 0.976    $ 0.945    $ 0.952
INGRESOS NETOS DE INVERSION...     0.064       0.060       0.062       0.074       0.072      0.075      0.079      0.077
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............     0.102      (0.100)      0.039      (0.019)      0.082      0.003      0.031     (0.007)
                                ---------   ---------   ---------   ---------   ---------   --------   --------   --------
TOTAL DE OPERACIONES DE
 INVERSION....................     0.166      (0.040)      0.101       0.055       0.154      0.078      0.110      0.070
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................    (0.064)     (0.060)     (0.062)     (0.074)     (0.072)    (0.075)    (0.079)    (0.077)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................     0.000      (0.018)     (0.019)     (0.018)      0.000      0.000      0.000      0.000
DEVOLUCION DEL CAPITAL........     0.000       0.000       0.000       0.000       0.000      0.000      0.000      0.000
                                ---------   ---------   ---------   ---------   ---------   --------   --------   --------
TOTAL DE DISTRIBUCIONES.......    (0.064)     (0.078)     (0.081)     (0.092)     (0.072)    (0.075)    (0.079)    (0.077)
                                ---------   ---------   ---------   ---------   ---------   --------   --------   --------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................     0.102      (0.118)      0.020      (0.037)      0.082      0.003      0.031     (0.007)
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $  1.028    $  0.926    $  1.044    $  1.024    $  1.061    $ 0.979    $ 0.976    $ 0.945
                                ---------   ---------   ---------   ---------   ---------   --------   --------   --------
                                ---------   ---------   ---------   ---------   ---------   --------   --------   --------
RENDIMIENTO TOTAL.............     18.49%      (3.95)%     10.24%       5.53%      16.43%      8.39%     12.10%      7.60%
ACTIVO NETO (EN MILES)........   342,495     247,458     239,602     128,538      97,377     70,915     61,602     54,215
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............      0.53%       0.55%       0.57%       0.64%       0.66%      0.67%      0.67%      0.69%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................      6.51%       6.23%       5.93%       7.21%       7.29%      7.82%      8.09%      8.12%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................     215.0%      328.8%      494.3%      434.1%      337.0%     161.6%     225.0%     230.3%
RENTABILIDAD ACTUAL*..........      6.46%       7.19%       4.93%       6.48%       6.62%      8.17%      7.92%      9.15%


                                  ANO        ANO
                                FINALIZADO FINALIZADO
                                31/12/87   31/12/86
                                --------   --------
VALOR DE ACTIVO NETO AL
 PRINCIPIO DEL PERIODO........  $ 1.033    $ 1.007
INGRESOS NETOS DE INVERSION...    0.080      0.091
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............   (0.081)     0.026
                                --------   --------
TOTAL DE OPERACIONES DE
 INVERSION....................   (0.001)     0.117
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................   (0.080)    (0.091)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................    0.000      0.000
DEVOLUCION DEL CAPITAL........    0.000      0.000
                                --------   --------
TOTAL DE DISTRIBUCIONES.......   (0.080)    (0.091)
                                --------   --------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................   (0.081)     0.026
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $ 0.952    $ 1.033
                                --------   --------
                                --------   --------
RENDIMIENTO TOTAL.............    (0.01)%    12.19%
ACTIVO NETO (EN MILES)........   50,037     57,160
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............     0.69%      0.71%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................     8.15%      8.93%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................     53.3%      46.7%
RENTABILIDAD ACTUAL*..........     8.67%      8.82%

------------------------------

* La informacion sobre rentabilidad fluctuara y la publicacion de rentabilidad posiblemente no ofrezca una base para comparacion con depositos bancarios, otras inversiones aseguradas y/o que pagan una rentabilidad fija durante un periodo especifico, u otras companias de inversion. Adicionalmente, la informacion podra ser de uso limitado para fines comparativos, ya que no refleja los cargos impuestos a nivel de la Cuenta Independiente los cuales, de incluirse, disminuirian la rentabilidad.

HARTFORD MORTGAGE SECURITIES FUND, INC.                                       13
--------------------------------------------------------------------------------

                         DATOS FINANCIEROS IMPORTANTES

    En la medida en que se relacione con cada uno de los cinco anos dentro del periodo finalizado el 31 de diciembre de 1995, la siguiente informacion ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe sobre la misma se incluye en la Declaracion de Informacion Adicional, la cual se incorpora en este prospecto por referencia.

                                              (PARA UNA ACCION EN CIRCULACION DURANTE TODO EL PERIODO INDICADO)
                                ----------------------------------------------------------------------------------------------
                                    ANO           ANO          ANO         ANO         ANO        ANO        ANO        ANO
                                FINALIZADO    FINALIZADO    FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO FINALIZADO FINALIZADO
                                 31/12/95      31/12/94     31/12/93    31/12/92    31/12/91    31/12/90   31/12/89   31/12/88
                                -----------   -----------   ---------   ---------   ---------   --------   --------   --------
VALOR DE ACTIVO NETO AL
 PRINCIPIO DEL PERIODO........  $    0.984    $    1.075    $  1.079    $  1.115    $  1.054    $ 1.045    $ 1.006    $ 1.011
INGRESOS NETOS DE INVERSION...       0.068         0.068       0.071       0.086       0.088      0.087      0.088      0.087
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............       0.087        (0.086)     (0.004)     (0.036)      0.061      0.009      0.039     (0.005)
                                -----------   -----------   ---------   ---------   ---------   --------   --------   --------
TOTAL DE OPERACIONES DE
 INVERSION....................       0.155        (0.018)      0.067       0.050       0.149      0.096      0.127      0.082
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................      (0.068)       (0.068)     (0.071)     (0.086)     (0.088)    (0.087)    (0.088)    (0.087)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................       0.000        (0.005)      0.000       0.000       0.000      0.000      0.000      0.000
DEVOLUCION DEL CAPITAL........       0.000         0.000       0.000       0.000       0.000      0.000      0.000      0.000
                                -----------   -----------   ---------   ---------   ---------   --------   --------   --------
TOTAL DE DISTRIBUCIONES.......      (0.068)       (0.073)     (0.071)     (0.086)     (0.088)    (0.087)    (0.088)    (0.087)
                                -----------   -----------   ---------   ---------   ---------   --------   --------   --------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................       0.087        (0.091)     (0.004)     (0.036)      0.061      0.009      0.039     (0.005)
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $    1.071    $    0.984    $  1.075    $  1.079    $  1.115    $ 1.054    $ 1.045    $ 1.006
                                -----------   -----------   ---------   ---------   ---------   --------   --------   --------
                                -----------   -----------   ---------   ---------   ---------   --------   --------   --------
RENDIMIENTO TOTAL.............       16.17%        (1.61)%      6.31%       4.64%      14.71%      9.70%     13.13%      8.38%
ACTIVO NETO (EN MILES)........     327,565       304,147     365,198     258,711     162,484    105,620     85,908     85,075
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............        0.47%         0.48%       0.49%       0.56%       0.58%      0.58%      0.58%      0.60%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................        6.50%         6.65%       6.49%       7.96%       8.25%      8.42%      8.64%      8.56%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................       489.4%        365.7%      183.4%      277.2%      152.2%      85.6%      91.3%     185.0%
RENTABILIDAD ACTUAL*..........        6.90%         7.84%       5.73%       7.51%       8.16%      8.21%      8.28%      9.12%


                                  ANO        ANO
                                FINALIZADO FINALIZADO
                                31/12/87   31/12/86
                                --------   --------
VALOR DE ACTIVO NETO AL
 PRINCIPIO DEL PERIODO........  $ 1.087    $ 1.077
INGRESOS NETOS DE INVERSION...    0.093      0.104
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............   (0.067)     0.010
                                --------   --------
TOTAL DE OPERACIONES DE
 INVERSION....................    0.026      0.114
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................   (0.093)    (0.104)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................   (0.009)     0.000
DEVOLUCION DEL CAPITAL........    0.000      0.000
                                --------   --------
TOTAL DE DISTRIBUCIONES.......   (0.102)    (0.104)
                                --------   --------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................   (0.076)     0.010
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $ 1.011    $ 1.087
                                --------   --------
                                --------   --------
RENDIMIENTO TOTAL.............     2.64%     11.13%
ACTIVO NETO (EN MILES)........   84,075    100,518
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............     0.61%      0.62%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................     9.02%      9.57%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................    143.6%     103.1%
RENTABILIDAD ACTUAL*..........     9.41%      8.90%

------------------------------

* La informacion sobre rentabilidad fluctuara y la publicacion de rentabilidad posiblemente no ofrezca una base para comparacion con depositos bancarios, otras inversiones aseguradas y/o que pagan una rentabilidad fija durante un periodo especifico, u otras companias de inversion. Adicionalmente, la informacion podra ser de uso limitado para fines comparativos, ya que no refleja los cargos impuestos a nivel de la Cuenta Independiente los cuales, de incluirse, disminuirian la rentabilidad.

14                                                   HVA MONEY MARKET FUND, INC.
--------------------------------------------------------------------------------

                         DATOS FINANCIEROS IMPORTANTES

    En la medida en que se relacione con cada uno de los cinco anos dentro del periodo finalizado el 31 de diciembre de 1995, la siguiente informacion ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe sobre la misma se incluye en la Declaracion de Informacion Adicional, la cual se incorpora en este prospecto por referencia.

                                              (PARA UNA ACCION EN CIRCULACION DURANTE TODO EL PERIODO INDICADO)
                                ---------------------------------------------------------------------------------------------
                                   ANO         ANO         ANO         ANO         ANO         ANO         ANO         ANO
                                FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO  FINALIZADO
                                31/12/95    31/12/94    31/12/93    31/12/92    31/12/91    31/12/90    31/12/89    31/12/88
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
VALOR DE ACTIVO NETO AL
 PRINCIPIO DEL PERIODO........  $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
INGRESOS NETOS DE INVERSION...     0.056       0.039       0.029       0.036       0.059       0.078       0.088       0.071
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............     0.000       0.000       0.000       0.000       0.000       0.000       0.000       0.000
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL DE OPERACIONES DE
 INVERSION....................     0.056       0.039       0.029       0.036       0.059       0.078       0.088       0.071
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................    (0.056)     (0.039)     (0.029)     (0.036)     (0.059)     (0.078)     (0.088)     (0.071)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................     0.000       0.000       0.000       0.000       0.000       0.000       0.000       0.000
DEVOLUCION DEL CAPITAL........     0.000       0.000       0.000       0.000       0.000       0.000       0.000       0.000
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL DE DISTRIBUCIONES.......    (0.056)     (0.039)     (0.029)     (0.036)     (0.059)     (0.078)     (0.088)     (0.071)
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................     0.000       0.000       0.000       0.000       0.000       0.000       0.000       0.000
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
RENDIMIENTO TOTAL.............      5.74%       3.95%       2.94%       3.63%       6.01%       8.09%       9.10%       7.40%
ACTIVO NETO (EN MILES)........   339,709     321,465     234,088     190,246     177,483     194,462     129,808     127,346
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............      0.45%       0.47%       0.48%       0.53%       0.54%       0.57%       0.58%       0.58%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................      5.57%       3.99%       2.91%       3.60%       5.88%       7.80%       8.75%       7.19%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................     --          --          --          --          --          --          --          --
RENTABILIDAD ACTUAL*..........      5.40%       5.43%       2.89%       3.09%       4.66%       7.73%       8.21%       8.49%
RENTABILIDAD EFECTIVA*........      5.54%       5.58%       2.93%       3.14%       4.79%       8.03%       8.55%       8.85%


                                   ANO        ANO
                                FINALIZADO  FINALIZADO
                                31/12/87    31/12/86
                                ---------   --------
VALOR DE ACTIVO NETO AL
 PRINCIPIO DEL PERIODO........  $  1.000    $ 1.000
INGRESOS NETOS DE INVERSION...     0.063      0.066
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............     0.000      0.000
                                ---------   --------
TOTAL DE OPERACIONES DE
 INVERSION....................     0.063      0.066
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................    (0.063)    (0.066)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................     0.000      0.000
DEVOLUCION DEL CAPITAL........     0.000      0.000
                                ---------   --------
TOTAL DE DISTRIBUCIONES.......    (0.063)    (0.066)
                                ---------   --------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................     0.000      0.000
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $  1.000    $ 1.000
                                ---------   --------
                                ---------   --------
RENDIMIENTO TOTAL.............      6.49%      6.77%
ACTIVO NETO (EN MILES)........   104,002     79,683
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............      0.58%      0.58%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................      6.36%      6.56%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................     --         --
RENTABILIDAD ACTUAL*..........      7.17%      5.45%
RENTABILIDAD EFECTIVA*........      7.43%      5.60%

------------------------------
* La informacion sobre rentabilidad fluctuara y la publicacion de rentabilidad posiblemente no ofrezca una base para comparacion con depositos bancarios, otras inversiones aseguradas y/o que pagan una rentabilidad fija durante un periodo especifico, u otras companias de inversion. Adicionalmente, la informacion podra ser de uso limitado para fines comparativos, ya que no refleja los cargos impuestos a nivel de la Cuenta Independiente los cuales, de incluirse, disminuirian la rentabilidad.

HARTFORD U.S. GOVERNMENT MONEY MARKET FUND, INC.                              15
--------------------------------------------------------------------------------

                         DATOS FINANCIEROS IMPORTANTES

    En la medida en que se relacione con cada uno de los cinco anos dentro del periodo finalizado el 31 de diciembre de 1995, la siguiente informacion ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe sobre la misma se incluye en la Declaracion de Informacion Adicional, la cual se incorpora en este prospecto por referencia.

                                             (PARA UNA ACCION EN CIRCULACION DURANTE TODO EL PERIODO INDICADO)
                                --------------------------------------------------------------------------------------------
                                  ANO        ANO       ANO       ANO         ANO        ANO        ANO       ANO       ANO
                                FINALIZADO FINALIZADO FINALIZADO FINALIZADO FINALIZADO FINALIZADO FINALIZADO FINALIZADO FINALIZADO
                                31/12/95   31/12/94  31/12/93  31/12/92   31/12/91    31/12/90   31/12/89  31/12/88  31/12/87
                                --------   -------   -------   --------   ---------   --------   -------   -------   -------
VALOR DE ACTIVO NETO AL
 PRINCIPIO DEL PERIODO........  $ 1.000    $1.000    $1.000    $ 1.000    $  1.000    $ 1.000    $1.000    $1.000    $1.000
INGRESOS NETOS DE INVERSION...    0.054     0.036     0.027      0.032       0.055      0.073     0.081     0.067     0.056
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............    0.000     0.000     0.000      0.000       0.000      0.000     0.000     0.000     0.000
                                --------   -------   -------   --------   ---------   --------   -------   -------   -------
TOTAL DE OPERACIONES DE
 INVERSION....................    0.054     0.036     0.027      0.032       0.055      0.073     0.081     0.067     0.056
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................   (0.054)   (0.036)   (0.027)    (0.032)     (0.055)    (0.073)   (0.081)   (0.067)   (0.056)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................    0.000     0.000     0.000      0.000       0.000      0.000     0.000     0.000     0.000
DEVOLUCION DEL CAPITAL........    0.000     0.000     0.000      0.000       0.000      0.000     0.000     0.000     0.000
                                --------   -------   -------   --------   ---------   --------   -------   -------   -------
TOTAL DE DISTRIBUCIONES.......   (0.054)   (0.036)   (0.027)    (0.032)     (0.055)    (0.073)   (0.081)   (0.067)   (0.056)
                                --------   -------   -------   --------   ---------   --------   -------   -------   -------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................    0.000     0.000     0.000      0.000       0.000      0.000     0.000     0.000     0.000
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $ 1.000    $1.000    $1.000    $ 1.000    $  1.000    $ 1.000    $1.000    $1.000    $1.000
                                --------   -------   -------   --------   ---------   --------   -------   -------   -------
                                --------   -------   -------   --------   ---------   --------   -------   -------   -------
RENDIMIENTO TOTAL.............     5.52%     3.67%     2.68%      3.22%       5.61%      7.52%     8.43%     6.92%     5.75%
ACTIVO NETO (EN MILES)........   10,070     9,619     9,449     10,525      11,257     10,496     7,814     7,262     5,688
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............     0.57%     0.58%     0.58%      0.75%       0.73%      0.73%     0.77%     0.75%     0.66%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................     5.38%     3.63%     2.65%      3.19%       5.48%      7.29%     8.14%     6.76%     5.57%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................    --         --        --        --          --         --         --        --        --
RENTABILIDAD ACTUAL*..........     5.47%     5.14%     2.67%      2.69%       4.24%      7.59%     7.53%     8.27%     6.17%
RENTABILIDAD EFECTIVA*........     5.62%     5.27%     2.71%      2.72%       4.31%      7.88%     7.82%     8.62%     6.36%


                                  ANO
                                FINALIZADO
                                31/12/86
                                -------
VALOR DE ACTIVO NETO AL
 PRINCIPIO DEL PERIODO........  $1.000
INGRESOS NETOS DE INVERSION...   0.061
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y SIN REALIZAR
 SOBRE INVERSIONES............   0.000
                                -------
TOTAL DE OPERACIONES DE
 INVERSION....................   0.061
DIVIDENDOS DE INGRESOS NETOS
 DE INVERSION.................  (0.061)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................   0.000
DEVOLUCION DEL CAPITAL........   0.000
                                -------
TOTAL DE DISTRIBUCIONES.......  (0.061)
                                -------
AUMENTO (DISMINUCION) DE
 ACTIVO NETO..................   0.000
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $1.000
                                -------
                                -------
RENDIMIENTO TOTAL.............    6.29%
ACTIVO NETO (EN MILES)........   5,812
RAZON DE GASTOS DE OPERACION A
 ACTIVO NETO MEDIO............    0.60%
RAZON DE INGRESOS NETOS DE
 INVERSION A ACTIVO NETO
 MEDIO........................    6.08%
REGIMEN DE MOVIMIENTO DE
 CARTERA......................    --
RENTABILIDAD ACTUAL*..........    5.26%
RENTABILIDAD EFECTIVA*........    5.40%

------------------------------
* La informacion sobre rentabilidad fluctuara y la publicacion de rentabilidad posiblemente no ofrezca una base para comparacion con depositos bancarios, otras inversiones aseguradas y/o que pagan una rentabilidad fija durante un periodo especifico, u otras companias de inversion. Adicionalmente, la informacion podra ser de uso limitado para fines comparativos, ya que no refleja los cargos impuestos a nivel de la Cuenta Independiente los cuales, de incluirse, disminuirian la rentabilidad.

16                                                         Hartford Mutual Funds
--------------------------------------------------------------------------------

                                   LOS FONDOS

    Los Fondos se ofrecen para servir como medios de inversion precedentes de ciertas cuentas independientes de anualidad variable y seguro de vida variable de ITT Hartford Life Insurance Companies. Hartford Investment Management Company, Inc. ("HIMCO" o el "Asesor") sirve como asesor de inversiones de Hartford Index Fund, Inc., Hartford Bond Fund, Inc., Hartford Mortgage Securities Fund, Inc., HVA Money Market Fund, Inc., y Hartford U.S. Government Money Market Fund, Inc., y como administrador de inversiones de Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc., Hartford Advisers Fund, Inc., y Hartford International Advisers Fund, Inc. Wellington Management Company("WMC" o el "Subasesor") sirve como subasesor de inversiones de Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc., Hartford Advisers Fund, Inc., y Hartford International Advisers Fund, Inc.
                OBJETIVOS Y POLITICAS DE INVERSION DE LOS FONDOS

    Los Fondos tienen distintos objetivos y politicas de inversion, segun se describen mas abajo. Se preve que las diferencias entre los objetivos y politicas de los distintos Fondos afecten el rendimiento de cada Fondo y el grado de riesgo del mercado y financiero al cual cada Fondo estuviere expuesto. Para mas informacion sobre las estrategias de inversion empleadas por los Fondos, vease "Politicas de Inversion y Factores de Riesgo Comunes". El objetivo de inversion de cada Fondo constituye un factor fundamental que no puede modificarse sin el voto afirmativo de una mayoria de los valores con derecho a voto en circulacion del Fondo especifico. Todas las demas politicas no designadas especificamente como factores fundamentales no son fundamentales y podran ser cambiadas por la Junta Directiva del Fondo especifico. Vease la Declaracion de Informacion Adicional para una lista completa de restricciones de inversion.
                    HARTFORD CAPITAL APPRECIATION FUND, INC.

    Hartford Capital Appreciation Fund, Inc., (el "Fondo de Apreciacion de Capital") se constituyo en 1983 bajo las leyes de Maryland.

    OBJETIVO DE INVERSION.

    El Fondo de Apreciacion de Capital procura el crecimiento del capital, mediante inversiones en valores seleccionados exclusivamente en base a su potencial de apreciacion de capital; los ingresos, en su caso, constituyen una consideracion secundaria.

    POLITICAS DE INVERSION.

    El Fondo de Apreciacion de Capital procura lograr su objetivo mediante inversiones principalmente en valores accionarios y titulos convertibles en valores accionarios. Mediante analisis fundamentales, el Subasesor identifica companias que en su opinion tengan un potencial sustancial de apreciacion de capital a plazo corto, sin importar el tamano de la compania ni el sector de la industria. A veces este enfoque se conoce como un enfoque de "seleccion accionaria" que tiene como resultado la representacion en la cartera de todos los sectores de capitalizacion del mercado (es decir, companias pequenas, medianas y grandes). Las companias pequenas y medianas se seleccionan principalmente en base a su potencial de crecimiento dinamico de ganancias. Las companias mayores se seleccionan principalmente en base a la expectacion de un evento catalizador que dara lugar a una apreciacion de precios de las acciones. Los analisis fundamentales implican la evaluacion de una compania mediante factores tales como su entorno comercial, administracion, hoja de balance, estado de resultados, ganancias, ingresos, dividendos previstos y otros parametros de valoracion afines.

    El Fondo de Apreciacion de Capital invertira principalmente en valores emitidos por companias de EE.UU., pero tambien podra invertir en valores emitidos por companias no de EE.UU., incluso los cotizados en los mercados de EE.UU. y los mercados fuera de EE.UU. Bajo circunstancias normales, los valores de las companias no de EE.UU., no excederan el 20% del activo total del Fondo de Apreciacion de Capital. Las inversiones del Fondo de Apreciacion de Capital en valores de companias no de EE.UU., podran incluir ADR y GDR. En su seleccion de valores de emisores no de EE.UU., el Subasesor tambien evaluara el clima economico y politico y los principales mercados de valores del pais en el cual esta situado el emisor. El Fondo de Apreciacion de Capital estara sujeto a ciertos riesgos como resultado de su capacidad de invertir en los valores de companias no de EE.UU. Ver "Politicas de Inversion y Factores de Riesgo Comunes".

    De vez en cuando, el Fondo de Apreciacion de Capital podra invertir en titulos de adeudo. Los titulos de adeudo no convertibles en los cuales el Fondo de Apreciacion de Capital podra invertir incluyen titulos de adeudo asignados dentro de las primeras cuatro categorias de clasificacion de bonos mas altas por Moody's o S&P, es decir, de alta calidad o que se consideran de calidad comparable, segun determinare el Subasesor. Adicionalmente, el Fondo de Apreciacion de Capital podra invertir hasta el 5% del activo

HARTFORD MUTUAL FUNDS                                                         17
--------------------------------------------------------------------------------

total en titulos de adeudo de alto rendimiento, conocidos comunmente como "bonos chatarra". Dichos titulos tienen clasificaciones tan bajas como "C" de Moody's y S&P o bien, si no estan clasificados, son de calidad comparable, segun determine el Subasesor. Ver "Politicas de Inversion y Factores de Riesgo Comunes".

    Si bien el Fondo de Apreciacion de Capital tiene la intencion de invertir totalmente en valores accionarios y de adeudo, podra tener efectivo o equivalentes de efectivo y podra invertir cualquier porcion de, o todo su activo en instrumentos del mercado monetario de alta calidad, bajo las siguientes circunstancias: (1) durante periodos cuando el Subasesor lo considere necesario a fines defensivos provisionales; (2) para satisfacer necesidades de liquidez; o
(3) en prevision de la inversion de su activo.

    El Fondo de Apreciacion de Capital podra invertir hasta el 10% de su activo total en valores sin liquidez y podra de vez en cuando adquirir valores en base antes de emision o de entrega demorada. Adicionalmente, el Fondo de Apreciacion de Capital podra invertir, en una medida limitada, en otras companias de inversion y podra celebrar ciertas transacciones de divisas. Por ultimo, el Fondo de Apreciacion de Capital podra invertir en opciones, futuros y opciones sobre futuros. Vease "Politicas de Inversion y Factores de Riesgo Comunes".
                    HARTFORD DIVIDEND AND GROWTH FUND, INC.

    Hartford Dividend and Growth Fund, Inc. (el "Fondo de Dividendos y Crecimiento") se constituyo en 1993 bajo las leyes de Maryland.

    OBJETIVO DE INVERSION.

    El Fondo de Dividendos y Crecimiento procura un elevado nivel de ingresos corrientes en consonancia con el crecimiento del capital y un riesgo de inversion razonable.

    POLITICAS DE INVERSION.

    El Fondo de Dividendos y Crecimiento procura lograr su objetivo, mediante inversiones principalmente en valores accionarios y titulos convertibles en valores accionarios que tipicamente tienen un rendimiento de ingresos superior al promedio y cuyo potencial de apreciacion de capital sea favorable, en opinion del Subasesor. El Subasesor emplea analisis fundamentales para evaluar un valor para adquisicion o venta por el Fondo de Dividendos y Crecimiento. Los analisis fundamentales implican la evaluacion de una compania en base a factores tales como su entorno comercial, administracion, hoja de balance, estado de resultados, ganancias, ingresos, dividendos previstos y otros parametros de valoracion afines. Como componente clave del analisis fundamental efectuado para el Fondo de Dividendos y Crecimiento, el Subasesor evalua la capacidad de una compania de mantener y potencialmente aumentar su dividendo. La cartera del Fondo de Dividendos y Crecimiento sera ampliamente diversificada por industria y por companias; el Fondo procura diversificar sus inversiones sobre una lista cuidadosamente seleccionada de valores a fin de moderar los riesgos inherentes en las inversiones accionarias.

    El Fondo de Dividendos y Crecimiento invertira principalmente en valores emitidos por companias de EE.UU., pero tambien podra invertir en valores emitidos por companias no de EE.UU., incluso los cotizados en los mercados de EE.UU. y los mercados fuera de EE.UU. Bajo circunstancias normales, los valores de las companias no de EE.UU., no excederan el 20% del activo total del Fondo de Dividendos y Crecimiento. Las inversiones del Fondo de Dividendos y Crecimiento en valores de companias no de EE.UU., podran incluir ADR y GDR. En su seleccion de valores de emisores no de EE.UU., el Subasesor tambien evaluara el clima economico y politico y los principales mercados de valores del pais en el cual esta situado el emisor. El Fondo de Dividendos y Crecimiento estara sujeto a ciertos riesgos como resultado de su capacidad de invertir en los valores de companias no de EE.UU. Ver "Politicas de Inversion y Factores de Riesgo Comunes".

    De vez en cuando, el Fondo de Dividendos y Crecimiento podra invertir en titulos de aduedo. Los titulos de aduedo no convertibles en los cuales el Fondo de Dividendos y Crecimiento podra invertir incluyen titulos de aduedo asignados dentro de las primeras cuatro categorias de clasificacion de bonos mas altas por Moody's o S&P, es decir, de alta calidad o que se consideran de calidad comparable, segun determinare el Subasesor.

    Si bien el Fondo de Dividendos y Crecimiento tiene la intencion de invertir totalmente en valores accionarios y de adeudo, podra tener efectivo o equivalentes de efectivo y podra invertir cualquier porcion de, o todo su activo en instrumentos del mercado monetario de alta calidad, bajo las siguientes circunstancias: (1) durante periodos cuando el Subasesor lo considere necesario a fines defensivos provisionales; (2) para satisfacer necesidades de liquidez; o
(3) en prevision de la inversion de su activo.

    El Fondo de Dividendos y Crecimiento podra invertir hasta el 15% de su activo total en valores sin liquidez y podra de vez en cuando adquirir valores en base antes de emision o de entrega demorada. Adicionalmente, el Fondo de Dividendos y Crecimiento podra invertir, en una medida limitada, en otras companias de inversion y podra celebrar ciertas transacciones de divisas. Por ultimo, el Fondo de Dividendos y Crecimiento podra invertir en opciones, futuros y opciones sobre futuros. Vease "Politicas de Inversion y Factores de Riesgo Comunes".
                           HARTFORD INDEX FUND, INC.

    Hartford Index Fund, Inc. (el "Fondo de Indices") se constituyo en 1983 bajo las leyes de Maryland.

18                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

    OBJETIVO DE INVERSION.

    El Fondo de Indices procura ofrecer resultados de inversion que se aproximen al rendimiento de precios y rentabilidad de acciones comunes negociadas en las bolsas de valores, en total.

    POLITICAS DE INVERSION.

    El Fondo de Indices utiliza el Indice Compuesto de Precios Accionarios Standard & Poor's 500 (el "Indice") como su parametro basico de comparacion, ya que representa una proporcion considerable del valor total del mercado de todas las acciones comunes, es muy conocido por los inversionistas y, en la opinion de la administracion del Fondo de Indices, es representativo de las acciones comunes de cotizacion publica. En consecuencia, el Fondo de Indices trata de aproximar los resultados de capital e ingresos de dividendos del Indice.

    En general, el Fondo de Indices invertira en no menos de 475 acciones. El Asesor seleccionara las acciones de la cartera del Fondo de Indices, despues de tomar en consideracion su peso individual en el Indice. Los saldos en efectivo temporales que, segun se preve, bajo circunstancias normales no excederan el 2% del activo neto del Fondo de Indices, podra invertirse en instrumentos del mercado monetario a corto plazo. El Fondo de Indices tambien podra invertir en ADR y GDR. Asimismo, el Fondo de Indices podra, de vez en cuando, celebrar contratos de futuros de indices accionarios y opciones sobre dichos contratos de futuros a fin de mantener una exposicion optima al Indice y a fines de cobertura contra cambios en los precios de los valores. Vease "Politicas de Inversion y Factores de Riesgo Comunes".

    El Indice se compone de 500 acciones comunes selectas, la mayoria de las cuales estan cotizadas en la Bolsa de Valores de Nueva York. S&P escoge las acciones a incluirse en el indice en base a tecnicas propias privilegiadas. Las ponderaciones de las acciones incluidas en el Indice se basan en el valor de mercado total relativo de cada accion, es decir, su precio del mercado por accion multiplicado por el numero de acciones en circulacion. Debido a esta ponderacion, al 31 de diciembre de 1995, aproximadamente el cincuenta por ciento del Indice se componia de las cincuenta y nueve companias mas grandes, de las cuales las cinco mayores son General Electric Co., AT&T Corp., Exxon Corp., Coca-Cola Company y Merck and Co.

    No se intenta de manera alguna "administrar" la cartera del Fondo de Indices en el sentido tradicional, usando analisis economicos, financieros o del mercado, y la situacion financiera adversa de una compania no resultara directamente en su eliminacion de la cartera del Fondo de Indices, salvo que, por supuesto, la compania sea eliminada del Indice. De vez en cuando podran efectuarse ajustes administrativos en la cartera del Fondo de Indices debido a fusiones, cambios en la composicion del Indice y motivos similares.

    La administracion del Fondo de Indices considera que el enfoque "indizado" arriba descrito constituye un medio eficaz para duplicar en esencia los cambios porcentuales del Indice. Puede esperarse razonablemente que la correlacion entre el rendimiento del Fondo de Indices (antes de gastos) y el del Indice sera en exceso del 98%; una cifra del 100% indicaria una correlacion perfecta. El Fondo de Indices se monitorea regularmente para determinar si cumple su rendimiento establecido. En caso de cualquier divergencia del rendimiento establecido, las tenencias de valores del Fondo de Indices se equilibran de nuevo para reflejar mejor el Indice. En algun momento del futuro, la Junta Directiva del Fondo de Indices, con sujecion a la aprobacion de los accionistas, podra seleccionar otro indice si tal parametro de comparacion se considerare mas representativo del rendimiento de las acciones comunes.

    La capacidad del Fondo de Indices de aproximar el rendimiento del Indice dependera en cierto grado de la magnitud de los movimientos de efectivo de entrada y de salida del Fondo de Indices. Se efectuaran cambios de inversion para acomodar dichos cambios a fin de mantener la similitud entre el Indice y la cartera del Fondo de Indices, hasta la maxima medida factible.

    "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500" y "500" son marcas registradas de The McGraw-Hill Companies, Inc., y estan licenciadas para uso por Hartford Life Insurance Company. S&P no patrocina, respalda, vende ni promueve el Fondo de Indices. S&P no ofrece afirmaciones ni garantias, expresas o implicitas, ante accionistas del Fondo de Indices con respecto a la conveniencia de invertir en los valores en general o en el Fondo de Indices en especifico, ni de la capacidad del Indice S&P 500 de llevar la cuenta del rendimiento general del mercado de valores. La unica relacion entre S&P y Hartford Life Insurance Company es la concesion de licencias de uso de ciertas marcas registradas y nombres comerciales de S&P y del Indice S&P 500, cuyo Indice es determinado, compuesto y calculado por S&P sin tomar en consideracion el Fondo de Indices ni Hartford Life Insurance Company. S&P no tiene obligacion alguna de tomar en consideracion las necesidades del Fondo de Indices ni de sus accionistas, ni de Hartford Life Insurance Company en la determinacion, composicion o calculo del Indice S&P 500. S&P no es responsable de, ni ha participado en la determinacion del valor de activo neto del Fondo de Indices ni en el establecimiento de los momentos de la emision o venta de acciones en el Fondo de Indices. S&P no tiene obligacion ni responsabilidad alguna en relacion con la administracion, operacion o negociacion del Fondo de Indices.

    Adicionalmente, S&P no garantiza la exactitud ni la integridad del Indice S&P 500 ni de cualesquier datos

HARTFORD MUTUAL FUNDS                                                         19
--------------------------------------------------------------------------------

incluidos en el mismo y S&P no tendra responsabilidad alguna por ningun error, omision o interrupcion en el mismo. S&P no ofrece garantia, expresa ni implicita, con respecto a los resultados que seran obtenidos por el Fondo de Indices, sus accionistas ni de ninguna otra persona o entidad debido al uso del Indice S&P 500 ni de ningun dato incluido en el mismo. S&P no ofrece garantias expresas ni implicitas, y expresamente desconoce toda garantia de comerciabilidad o idoneidad para un proposito o uso especifico con respecto al Indice S&P 500 o a cualesquier datos incluidos en el mismo. Sin limitar de manera alguna lo que antecede, bajo ninguna circunstancia tendra S&P responsabilidad alguna por cualesquier danos y perjuicios especiales, punitivos, indirectos o consecuentes (incluso perdida de utilidad), incluso si fuere notificado de la posibilidad de dichos danos y perjuicios.
                HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.

    Hartford International Opportunities Fund, Inc., (el "Fondo de Oportunidades Internacionales") se constituyo en 1990 bajo las leyes de Maryland.

    OBJETIVO DE INVERSION.

    El Fondo de Oportunidades Internacionales procura una tasa de rendimiento total a largo plazo consonante con un riesgo de inversion prudente mediante inversiones principalmente en valores accionarios emitidos por companias no de EE.UU.

    POLITICAS DE INVERSION.

    El Fondo de Oportunidades Internacionales procura lograr sus objetivos de inversion mediante inversiones en una cartera diversificada, principalmente de valores accionarios, que cubre una amplia gama de paises, industrias y companias. El Fondo de Oportunidades Internacionales preve que, bajo condiciones de mercado normales, diversificara sus inversiones entre un minimo de cinco paises; el Fondo no invertira mas del 20% de su activo neto en valores de emisores situados en cualquier pais individual especifico, excepto que podra invertir hasta el 35% de su activo en los valores de emisores situados en cualquiera de los siguientes paises: Australia, Canada, Francia, Japon, el Reino Unido o Alemania.

    Los valores en los cuales invierte el Fondo de Oportunidades Internacionales estan expresados en dolares de EE.UU. y en otras divisas (Incluso la Unidad Monetaria Europea) y generalmente se cotizan en mercados fuera de EE.UU.

    Bajo condiciones normales del mercado, por lo menos el 70% del activo total del Fondo de Oportunidades Internacionales se invertira en valores accionarios emitidos por companias no de EE.UU. Los valores accionarios en los cuales invierte el Fondo de Oportunidades Internacionales incluyen acciones comunes, acciones preferidas, titulos convertibles asi como certificados de compra y derechos de adquirir dichos valores. El Fondo de Oportunidades Internacionales podra invertir en ADR y GDR. Vease "Politicas de Inversion y Factores de Riesgo Comunes". Las inversiones accionarias se seleccionan en base al analisis fundamental para identificar los mercados y valores que ofrezcan potencial de apreciacion de capital. El analisis fundamental implica la evaluacion de una compania en base a factores tales como su entorno comercial, administracion, hoja de balance, estado de resultados, ganancias, ingresos y dividendos previstos y otros parametros de valoracion afines. En su analisis de companias para inversion, el Subasesor busca, entre otras cosas, una hoja de balance solida, atractivo movimiento de la industria, robustas ventajas competitivas y un valor relativo atractivo dentro del contexto de un mercado primario de cotizacion de titulo accionario. Ademas del analisis fundamental de las companias e industrias, el Subasesor evalua los entornos economicos y politicos de los paises en los cuales se cotizan los valores. Las inversiones del Fondo de Oportunidades Internacionales en titulos de aduedo seran esencialmente similares a las inversiones en titulos de aduedo permitidas para el Fondo Internacional Advisers. Vease "Hartford International Advisers Fund, Inc. -- Politicas de inversion".

    Si bien el Fondo de Oportunidades Internacionales tiene la intencion de invertir totalmente en valores accionarios y de aduedo, podra tener efectivo o equivalentes de efectivo (dolares de EE.UU. y otras divisas, unidades monetarias multinacionales) y podra invertir cualquier porcion de, o todo su activo en instrumentos del mercado monetario de alta calidad de emisores de EE.UU., no de EE.UU. o supranacionales, bajo las siguientes circunstancias: (1) durante periodos cuando el Subasesor lo considere necesario a fines defensivos provisionales; (2) para satisfacer necesidades de liquidez; o (3) en prevision de la inversion de su activo. El Fondo de Oportunidades Internacionales podra invertir en fondos del mercado monetario fuera de EE.UU. y sindicatos mezclados ofrecidos por bancos no de EE.UU.

    El Fondo de Oportunidades Internacionales estara sujeto a ciertos riesgos como resultado de su capacidad de invertir en los valores de companias no de EE.UU. Se le permite al Fondo de Oportunidades Internacionales invertir hasta el 15% de su activo total en valores sin liquidez y podra de vez en cuando adquirir valores en base antes de emision o de entrega demorada. Adicionalmente, el Fondo de Oportunidades Internacionales podra invertir, en una medida limitada, en otras companias de inversion y podra celebrar ciertas transacciones de divisas. Por ultimo, el Fondo de Oportunidades Internacionales podra invertir en opciones, futuros y opciones sobre futuros. Vease "Politicas de Inversion y Factores de Riesgo Comunes".

20                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

                       HARTFORD SMALL COMPANY FUND, INC.

    Hartford Small Company Fund, Inc. (el "Fondo de Companias Pequenas") fue incorporado bajo las leyes del estado de Maryland, en 1996.

    OBJETIVO DE INVERSION.

    El Fondo de Companias Pequenas procura el crecimiento de capital invirtiendo principalmente en titulos de participacion seleccionados en funcion del potencial de aumento de valor del capital.

    POLITICAS DE INVERSION.

    Bajo condiciones normales del mercado y de la economia, al menos un 65% del total de activos del Fondo de Companias Pequenas se invierte en titulos de participacion de companias que cuentan con menos de $2 mil millones de capitalizacion en el mercado ("Valores de Poca Capitalizacion"). Mediante un analisis fundamental, el Subasesor identifica las companias que, a su juicio, cuentan con un potencial de aumento de valor a corto plazo, sin consideracion del sector industrial. Sin embargo, el Subasesor estudia la evolucion del factor de riesgo de la industria en general con el fin de mantener una amplia diversificacion industrial. Al seleccionar las inversiones, el Subasesor tiene en cuenta los valores emitidos por empresas que, en su opinion, cuentan con el potencial de alcanzar un crecimiento superior a la norma, se encuentran devaluadas respecto de su potencial de inversion y poseen caracteristicas comerciales y/o fundamentos financieros que son malentendidos por los inversionistas, o se consideran relativamente poco conocidos; es decir, que no han sido descubiertos por la comunidad inversionista en general. Un analisis fundamental requiere una evaluacion de una empresa que tome en consideracion factores tales como el entorno comercial, la administracion, el balance general, el balance de las ganancias y perdidas, las ganancias anticipadas, los ingresos, los dividendos y otras medidas de valor relacionadas con estos.

    El Fondo de Companias Pequenas invertira principalmente en valores emitidos por empresas norteamericanas, pero tambien puede invertir en valores emitidos por empresas extranjeras, lo cual incluye aquellas empresas que venden sus acciones en el mercado de los Estados Unidos y en mercados extranjeros. Bajo circunstancias normales, los valores no emitidos por empresas de los Estados Unidos no excederan el 20% del total de activos del Fondo de Companias Pequenas. Las inversiones del Fondo de Companias Pequenas en valores emitidos por empresas extranjeras pueden incluir ADRs y GDRs. Bajo condiciones normales del mercado y de la economia, el Fondo de Companias Pequenas puede invertir hasta un maximo de un 35% de los activos del Fondo en obligaciones y valores emitidos o garantizados por el Gobierno de los Estados Unidos y sus agencias o entidades cuando el Subasesor determine que tales inversiones son interesantes en comparacion con las acciones comunes.

    A pesar de que el Fondo de Companias Pequenas procura que el total de sus inversiones consistan en titulos de participacion y obligaciones, tambien puede incluir fondos en efectivo o en equivalente de efectivo, y puede invertir sus activos, total o parcialmente, en instrumentos de mercado monetario de alta calidad, bajo las circunstancias siguientes: (1) durante periodos en los que el Subasesor estima que es necesario actuar temporalmente de esa manera por motivos de seguridad; (2) para obtener la liquidez necesaria; o (3) como anticipacion de las inversiones de sus activos.

    El Fondo de Companias Pequenas tiene permitido invertir, como maximo, hasta un 15% del total de sus activos en valores no liquidos y puede adquirir valores en el momento de emision o con entrega prorrogada. El Fondo de Companias Pequenas tambien puede invertir en ofertas de capital publicas. Ademas, el Fondo de Companias Pequenas puede invertir de forma limitada en otras companias inversionistas y puede participar en ciertas transacciones de moneda. Por ultimo, el Fondo de Companias Pequenas puede invertir en opciones, futuros, y opciones de futuros. Consulte la seccion "Politica de Inversion y Factores de Riesgo Comunes" para obtener mas informacion sobre otras politicas de inversion y otros riesgos relacionados con el Fondo.
                           HARTFORD STOCK FUND, INC.

    Hartford Stock Fund, Inc. (el "Fondo de Acciones") se constituyo en 1976 bajo las leyes de Maryland.

    OBJETIVO DE INVERSION.

    El Fondo de Acciones procura el crecimiento de capital a largo plazo, principalmente por apreciacion de capital, con los ingresos como consideracion secundaria, mediante inversiones principalmente en valores accionarios.

    POLITICAS DE INVERSION.

    El Fondo de Acciones procura lograr su objetivo mediante inversiones principalmente en valores accionarios y titulos convertibles en valores accionarios, usando un enfoque de inversion de dos niveles. Primero, bajo lo que a veces se conoce como el enfoque "descendente", el Subasesor analiza el entorno macroeconomico y de inversion. Este enfoque incluye una evaluacion de las condiciones economicas, politicas fiscales y monetarias de EE.UU., tendencias demograficas y la opinion de los inversionistas. Mediante el analisis descendente, el Subasesor preve los cambios seculares y ciclicos e identifica industrias y sectores economicos cuyo crecimiento se considera que excedera el de la economia en general.

    Luego, el analisis descendente es seguido de lo que a veces se denomina el enfoque "ascendente", o sea el uso del

HARTFORD MUTUAL FUNDS                                                         21
--------------------------------------------------------------------------------

analisis fundamental para identificar valores especificos para adquisicion o venta. La cartera del Fondo de Acciones pone enfasis en las companias de crecimiento de alta calidad. Las caracteristicas claves de las companias de crecimiento de alta calidad incluyen una posicion de vanguardia dentro de una industria, una hoja de balance solida, una elevada tasa de rendimiento accionario, dividendos sostenibles o en aumento, un equipo de administracion altamente experimentado y una posicion competitiva a nivel universal. El analisis fundamental implica la evaluacion de una compania en base a factores tales como su entorno comercial, administracion, hoja de balance, estado de resultados, ganancias, ingresos y dividendos previstos y otros parametros de valoracion afines.

    El Fondo de Acciones invertira principalmente en los valores emitidos por companias de EE.UU., pero tambien podra invertir en valores emitidos por companias no de EE.UU., incluso las cotizadas en los mercados de EE.UU. y los mercados fuera de EE.UU. Bajo circunstancias normales, los valores de las companias no de EE.UU. no excederan el 20% del activo total del Fondo de Acciones. Las inversiones del Fondo de Acciones en valores de companias no de EE.UU. podran incluir ADR y GDR. En su seleccion de valores de emisores no de EE.UU., el Subasesor tambien evaluara el clima economico y politico y los principales mercados de valores del pais en el cual esta situado el emisor. El Fondo de Acciones estara sujeto a ciertos riesgos como resultado de su capacidad de invertir en los valores de companias no de EE.UU. Vease "Politicas de Inversion y Factores de Riesgo Comunes". De vez en cuando el Fondo de Acciones podra invertir en titulos de aduedo. Los titulos de aduedo no convertibles en los cuales el Fondo de Acciones podra invertir incluyen titulos de aduedo asignados dentro de las cuatro categorias de clasificacion de bonos mas altas de Moody's o S&P, es decir, de alta calidad, o que se consideran de calidad comparable, segun determine el Subasesor.

    Si bien el Fondo de Acciones tiene la intencion de invertir totalmente en valores accionarios y titulos convertibles en valores accionarios, podra tener efectivo o equivalentes de efectivo y podra invertir cualquier porcion de, o todo su activo en instrumentos del mercado monetario de alta calidad, bajo las siguientes circunstancias: (1) durante periodos cuando el Subasesor lo considere necesario a fines defensivos provisionales; (2) para satisfacer necesidades de liquidez; o (3) en prevision de la inversion de su activo.

    El Fondo de Acciones podra invertir hasta el 10% de su activo total en valores sin liquidez y podra de vez en cuando adquirir valores en base antes de emision o de entrega demorada. Adicionalmente, el Fondo de Acciones podra invertir, en una medida limitada, en otras companias de inversion y podra celebrar ciertas transacciones de divisas. Por ultimo, el Fondo de Acciones podra invertir en opciones, futuros y opciones sobre futuros. Vease "Politicas de Inversion y Factores de Riesgo Comunes".
                          HARTFORD ADVISERS FUND, INC.

    Hartford Advisers Fund, Inc., (el "Fondo Advisers") se constituyo en 1982 bajo las leyes de Maryland.

    OBJETIVO DE INVERSION.

    El Fondo Advisers procura lograr una tasa de rendimiento total maxima a largo plazo en consonancia con un riesgo de inversion prudente, mediante inversiones en acciones comunes y otros valores accionarios, bonos y otros titulos de aduedo, asi como instrumentos del mercado monetario.

    POLITICAS DE INVERSION.

    El Fondo Advisers procura lograr su objetivo mediante la asignacion dinamica de su activo entre las categorias de valores accionarios y titulos de aduedo asi como instrumentos del mercado monetario, en base al juicio del Subasesor del entorno de inversion proyectado para activos financieros, valores fundamentales relativos y el atractivo de cada categoria de activos, y los rendimientos futuros previstos de cada categoria de activos. El Subasesor basara sus decisiones de asignacion de activos en el analisis fundamental y no tratara de tomar decisiones de movimientos del mercado a corto plazo entre categorias de activo. Como resultado, se preve que los cambios en la asignacion de activos seran graduales y continuos, y que normalmente el Fondo Advisers tendra cierta porcion de su activo invertido en cada categoria de activos. El Fondo Advisers no esta sujeto a limitaciones porcentuales con respecto al importe asignado a cada categoria de activos.

    Las inversiones del Fondo Advisers en valores accionarios y titulos convertibles en valores accionarios seran esencialmente similares a las inversiones permitidas para el Fondo de Acciones. Vease "Hartford Stock Fund, Inc., Politicas de inversion". Las inversiones del Fondo Advisers en titulos de aduedo seran esencialmente similares a las inversiones permitidas para el Fondo de Bonos. Vease "Hartford Bond Fund, Inc., Politicas de inversion". En el caso de que un valor tenido por el Fondo Advisers fuere bajado de clasificacion hasta una categoria inferior al grado de inversion, por lo general el Fondo Advisers lo vendera dentro de un plazo razonable posterior, en base a la proyeccion del Subasesor con respecto al emisor y el valor.

    El Fondo Advisers invertira principalmente en los valores emitidos por companias de EE.UU., pero tambien podra invertir en valores emitidos por companias no de EE.UU., incluso las cotizadas en los mercados de EE.UU. y los mercados fuera de EE.UU. Bajo circunstancias normales, los valores de las companias no de EE.UU. no excederan el 20% del activo total del Fondo Advisers. Las inversiones del Fondo Advisers en valores de companias no de EE.UU. podran incluir ADR y GDR. En su seleccion de

22                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

valores de emisores no de EE.UU., el Subasesor tambien evaluara el clima economico y politico y los principales mercados de valores del pais en el cual esta situado el emisor. El Fondo Advisers estara sujeto a ciertos riesgos como resultado de su capacidad de invertir en los valores de companias no de EE.UU. Vease "Politicas de Inversion y Factores de Riesgo Comunes".

    El Fondo Advisers podra tener efectivo o equivalentes de efectivo y podra invertir cualquier porcion de, o todo su activo en instrumentos del mercado monetario de alta calidad, bajo las siguientes circunstancias: (1) cuando el Subasesor preve que los rendimientos sobre dichos instrumentos seran atractivos en relacion con las inversiones en valores accionarios y titulos de aduedo; (2) durante periodos cuando el Subasesor lo considere necesario a fines defensivos provisionales; (3) para satisfacer necesidades de liquidez; o (4) en prevision de la inversion de su activo.

    El Fondo Advisers podra invertir hasta el 10% de su activo total en valores sin liquidez y podra de vez en cuando adquirir valores en base antes de emision
o de entrega demorada. Adicionalmente, el Fondo Advisers podra invertir, en una medida limitada, en otras companias de inversion y podra celebrar ciertas transacciones de divisas. Por ultimo, el Fondo Advisers podra invertir en opciones, futuros y opciones sobre futuros. Vease "Politicas de Inversion y Factores de Riesgo Comunes".
                   HARTFORD INTERNATIONAL ADVISERS FUND, INC.

    Hartford International Advisers Fund, Inc. (el "Fondo Internacional Advisers") se constituyo en 1994 bajo las leyes de Maryland.

    OBJETIVO DE INVERSION.

    El Fondo Internacional Advisers procura una tasa de rendimiento total maxima a largo plazo consonante con un riesgo de inversion prudente.

    POLITICAS DE INVERSION.

    El Fondo Internacional Advisers procura lograr su objetivo mediante la asignacion dinamica de su activo entre las categorias de activo de valores accionarios y titulos de aduedo, asi como de instrumentos del mercado monetario, en base a su juicio del entorno de inversion proyectado para activos financieros, valores fundamentales relativos y el atractivo de cada categoria de activos, y los rendimientos futuros previstos de cada categoria de activos. El Subasesor basara sus decisiones de asignacion de activos en el analisis fundamental y no tratara de tomar decisiones de oportunidad del mercado a corto plazo entre categorias de activo. Como resultado, se preve que los cambios en la asignacion de activos seran graduales y continuos, y que normalmente el Fondo Internacional Advisers tendra en todo momento cierta porcion de su activo invertido en cada categoria de activos. El Fondo Internacional Advisers no esta sujeto a limitaciones porcentuales con respecto al importe asignado a cada categoria de activos.

    El Fondo Internacional Advisers consistira en una cartera diversificada de valores que cubre una amplia gama de paises, industrias y companias. El Fondo Internacional Advisers preve que, bajo circunstancias de mercado normales, diversificara sus inversiones entre un minimo de cinco paises; el Fondo no invertira mas del 20% de su activo neto en valores de emisores situados en cualquier pais especifico, excepto que podra invertir hasta el 35% de su activo neto en los valores de emisores situados en cualquiera de los siguientes paises:
Australia, Canada, Francia, Japon, el Reino Unido o Alemania.

    Los valores en los cuales invierte el Fondo Internacional Advisers estan expresados en dolares de EE.UU., y en otras divisas (incluso la Unidad Monetaria Europea) y por lo general se cotizan en mercados fuera de EE.UU.

    Las inversiones del Fondo Internacional Advisers en valores accionarios seran esencialmente similares a las de las inversiones en valores accionarios permitidas para el Fondo de Oportunidades Internacionales. Vease "Hartford International Opportunities Fund, Inc., Politicas de inversion".

    Las inversiones del Fondo Internacional Advisers en titulos de aduedo incluyen, pero no se limitaran a: (1) titulos de aduedo emitidos o garantizados por el gobierno de EE.UU., sus agencias o entidades; (2) obligaciones de aduedo emitidas o garantizadas por un gobierno soberano fuera de EE.UU. o una de sus agencias o subdivisiones politicas, incluso los Bonos Brady (vease "Politicas de Inversion y Factores de Riesgo Comunes"); (3) obligaciones de aduedo emitidas o garantizadas por organizaciones supranacionales tales como el Banco Mundial; (4) obligaciones de aduedo de bancos no de EE.UU. y companias tenedoras de bancos;
(5) titulos de aduedo corporativos no de EE.UU.; (6) obligaciones de aduedo de bancos y corporaciones de EE.UU; (7) instrumentos comerciales no de EE.UU.; (8) valores respaldados por activo y titulos hipotecarios, incluso CMO; dichos titulos de aduedo deberan contar con la clasificacion de calidad de inversion de Moody's o S&P o bien, si no estuvieren clasificados, seran de calidad comparable de acuerdo con la determinacion del Subasesor (vease "Politicas de Inversion y Factores de Riesgo Comunes"); y (9) convenios de readquisicion que impliquen cualesquiera de los que anteceden. Las inversiones del Fondo Internacional Advisers en los titulos de aduedo se basara en un analisis de factores tales como rentabilidad, calidad crediticia, politicas economicas, tasas de inflacion y el ritmo de crecimiento economico en diversos mercados.

    Los titulos de aduedo en los cuales podra invertir el Fondo Internacional Advisers incluyen titulos de aduedo de

HARTFORD MUTUAL FUNDS                                                         23
--------------------------------------------------------------------------------

calidad de inversion, no convertibles asignados dentro de las cuatro categorias de clasificacion de bonos mas altas de Moody's o S&P o, si no estuvieren clasificados, que en opinion del Subasesor sean de calidad comparable. Adicionalmente, el Fondo Internacional Advisers podra invertir hasta el 15% de su activo total en titulos de aduedo de alto rendimiento conocidos comunmente como "bonos chatarra". Dichos titulos tienen clasificaciones tan bajas como "C" de Moody's y S&P o bien, si no estan clasificados, son de calidad comparable, segun determine el Subasesor. Ver "Politicas de Inversion y Factores de Riesgo Comunes".

    El Fondo Internacional Advisers podra tener efectivo o equivalentes de efectivo (dolares de EE.UU., y otras divisas, unidades monetarias multinacionales) y podra invertir cualquier porcion de, o todo su activo en instrumentos del mercado monetario de alta calidad, incluso, pero sin limitarse a los de emisores de EE.UU., no de EE.UU. o supranacionales. Dichos instrumentos del mercado monetario tambien podran incluir fondos del mercado monetario fuera de EE.UU. y sindicatos mezclados ofrecidos por bancos no de EE.UU. El Fondo Internacional Advisers podra invertir en instrumentos del mercado monetario de alta calidad bajo las siguientes circunstancias: (1) cuando el Subasesor preve que los rendimientos sobre dichos instrumentos seran atractivos en relacion con las inversiones en valores accionarios y titulos de aduedo; (2) durante periodos cuando el Subasesor lo considere necesario a fines defensivos provisionales; (3) para satisfacer necesidades de liquidez; o (4) en prevision de la inversion de su activo.

    El Fondo Internacional Advisers estara sujeto a ciertos riesgos como resultado de su capacidad de invertir en los valores de companias no de EE.UU. El Fondo Internacional Advisers podra invertir hasta el 15% de su activo total en valores sin liquidez y podra de vez en cuando adquirir valores en base antes de emision o de entrega demorada. Adicionalmente, el Fondo Internacional Advisers podra invertir, en una medida limitada, en otras companias de inversion y podra celebrar ciertas transacciones de divisas. Por ultimo, el Fondo Internacional Advisers podra invertir en opciones, futuros y opciones sobre futuros. Vease "Politicas de Inversion y Factores de Riesgo Comunes".
                            HARTFORD BOND FUND, INC.

    Hartford Bond Fund, Inc. (el "Fondo de Bonos") se constituyo en 1982 bajo las leyes de Maryland.

    OBJETIVO DE INVERSION.

    El Fondo de Bonos procura lograr ingresos corrientes maximos, consonantes con la preservacion del capital, mediante inversiones principalmente en valores de ingresos fijos.

    POLITICAS DE INVERSION.

    Las inversiones en bonos y otros titulos de aduedo del Fondo de Bonos incluyen: (i) valores emitidos o garantizados, con respecto al capital o interes, por el gobierno de EE.UU., sus agencias o entidades; (ii) titulos de aduedo de cotizacion publica, no convertibles, emitidos o garantizados por corporaciones de EE.UU. u otros emisores y con clasificacion de grado de inversion de Moody's o S&P o, en caso de que no tuvieren clasificacion, que el Asesor considere de calidad comparable; (iii) valores respaldados por activo y titulos hipotecarios, incluso CMO, clasificados de grado de inversion de Moody's
o S&P o, si no tuvieren clasificacion, que el Asesor considere de calidad comparable (vease "Politicas de Inversion y Factores de Riesgo Comunes"); (iv) valores emitidos o garantizados con respecto al capital o interes por un gobierno soberano o una de sus agencias o subdivisiones politicas, entidades supranacionales, tales como bancos de desarrollo, corporaciones, bancos o companias tenedoras de bancos no de EE.UU., u otros emisores no de EE.UU. con clasificacion de grado de inversion de Moody's o S&P o, si no tuvieren clasificacion, que en opinion del Asesor sean de calidad comparable. Ademas, hasta un 20% del total de activos del Fondo de Bonos puede ser invertido en obligaciones pertenecientes a las mas altas categorias, a un nivel inferior a la clasificacion inversionista ("Ba" segun Moody, o "BB" segun S&P). En el caso de no haber sido clasificados, el Asesor determina si son de calidad similar. Los valores que hayan sido clasificados como inferiores a la categoria de inversion normalmente se denominan "valores de alto rendimiento y de alto riesgo" ("high yield-high risk securities"), o "bonos de pacotilla" ("junk bonds"). Los bonos y otros titulos de aduedo tenidos por el Fondo de Bonos seran expresados en dolares de EE.UU. En caso de que se bajare de clasificacion un valor tenido por el Fondo de Bonos a una categoria por debajo del "Ba" o "BB", por lo general el Fondo de Bonos lo vendera dentro de un periodo razonable posterior, en base a las proyecciones del Asesor con respecto al emisor y el valor.

    El Fondo de Bonos invertira principalmente en valores emitidos por companias de EE.UU., pero tambien podra invertir en valores emitidos por companias no de EE.UU., incluso los cotizados en los mercados de EE.UU. y los mercados fuera de EE.UU. Bajo circunstancias normales, los valores de las companias no de EE.UU., no excederan el 20% del activo total del Fondo de Bonos. Las inversiones del Fondo de Bonos en valores de companias no de EE.UU., podran incluir ADR y GDR. En su seleccion de valores de emisores no de EE.UU., el Asesor tambien evaluara el clima economico y politico y los principales mercados de valores del pais en el cual esta situado el emisor. El Fondo de Bonos estara sujeto a ciertos riesgos como resultado de su capacidad de invertir en los valores de companias no de EE.UU. Ver "Politicas de Inversion y Factores de Riesgo Comunes".

24                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

    El Fondo de Bonos invertira por lo menos el 65% de su activo total en bonos y titulos de aduedo con vencimientos de por lo menos un ano. El Fondo de Bonos podra invertir hasta el 15% de su activo total en acciones preferidas, titulos convertibles y valores que conllevan certificados de compra de valores accionarios. El Fondo de Bonos no invertira directamente en acciones comunes, pero podra conservar, durante periodos razonables, las acciones comunes adquiridas mediante la conversion de titulos de aduedo o debido al ejercicio de certificados adquiridos con titulos de aduedo.

    Si bien el Fondo de Bonos tiene la intencion de invertir totalmente en valores accionarios y de aduedo, podra tener efectivo o equivalentes de efectivo y podra invertir cualquier porcion de, o todo su activo en instrumentos del mercado monetario de alta calidad, bajo las siguientes circunstancias: (1) durante periodos cuando el Asesor lo considere necesario a fines defensivos provisionales; (2) para satisfacer necesidades de liquidez; o (3) en prevision de la inversion de su activo.

    El Fondo de Bonos podra invertir hasta el 10% de su activo total en valores sin liquidez y podra de vez en cuando adquirir valores en base antes de emision
o de entrega demorada. Adicionalmente, el Fondo de Bonos podra invertir, en una medida limitada, en otras companias de inversion.
                    HARTFORD MORTGAGE SECURITIES FUND, INC.

    Hartford Mortgage Securities Fund, Inc., (el "Fondo de Titulos Hipotecarios") se constituyo en 1984 bajo las leyes de Maryland.
    OBJETIVO DE INVERSION.

    El Fondo de Titulos Hipotecarios procura lograr ingresos corrientes maximos, en consonancia con la seguridad del capital y el mantenimiento de liquidez, mediante inversiones principalmente en titulos hipotecarios, incluso titulos emitidos por la Asociacion Hipotecaria Nacional del Gobierno.

    POLITICAS DE INVERSION.

    El Fondo de Titulos Hipotecarios procura lograr su objetivo mediante la inversion, bajo circunstancias normales, de por lo menos el 65% de su activo total en titulos hipotecarios de alta calidad (i) emitidos por agencias o entidades del gobierno de EE.UU., o corporaciones patrocinadas, o (ii) con clasificacion A o mejor de Moody's o S&P o, si no tuvieren clasificacion, que sean de calidad de inversion equivalente segun determinare el Asesor. A veces, el Fondo de Titulos Hipotecarios podra invertir en titulos hipotecarios que no cumplan las normas de calidad que anteceden cuando el Asesor considere que dichas inversiones sean consonantes con el objetivo de inversion del Fondo; no obstante, no podra efectuarse ninguna tal inversion en exceso del 20% del valor del activo total del Fondo. Dichas inversiones se consideraran titulos hipotecarios a los fines de la politica de que el Fondo invierta por lo menos el 65% del valor de su activo total en titulos hipotecarios, incluso los titulos emitidos por GNMA. Vease "Politicas de Inversion y Factores de Riesgo Comunes".

    En consonancia con su objetivo, el Fondo de Titulos Hipotecarios podra tratar de aumentar su rendimiento corriente mediante la emision de opciones cubiertas de compra o de venta con respecto a parte o todos los titulos tenidos en su cartera. Adicionalmente, mediante la emision y compra de opciones y la compra y venta de contratos de futuros de tipos de interes y opciones afines, el Fondo de Titulos Hipotecarios podra, a veces, tratar de reducir las fluctuaciones de su valor de activo neto, mediante coberturas contra una disminucion en el valor de los titulos tenidos por el Fondo o un aumento en el precio de los titulos que el Fondo proyecta comprar. El Fondo de Titulos Hipotecarios tambien podra invertir hasta el 10% de su activo total en valores sin liquidez, adquirir valores respaldados por activos y celebrar transacciones de permuta. Vease "Politicas de Inversion y Factores de Riesgo Comunes".

    Si bien el Fondo de Titulos Hipotecarios tiene la intencion de invertir totalmente en titulos de aduedo, podra tener efectivo o equivalentes de efectivo y podra invertir cualquier porcion de, o todo su activo en instrumentos del mercado monetario de alta calidad, bajo las siguientes circunstancias: (1) durante periodos cuando el Subasesor lo considere necesario a fines defensivos provisionales; (2) para satisfacer necesidades de liquidez; o (3) en prevision de la inversion de su activo.
                            HARTFORD U.S. GOVERNMENT
                            MONEY MARKET FUND, INC.

    Hartford U.S. Government Money Market Fund, Inc. (el "Fondo del Mercado Monetario del Gobierno de EE.UU.") se constituyo en 1982 bajo las leyes de Maryland.

    OBJETIVO DE INVERSION.

    El Fondo del Mercado Monetario del Gobierno de EE.UU., procura ingresos corrientes maximos consonantes con la preservacion del capital.

    POLITICAS DE INVERSION.

    La cartera del Fondo del Mercado Monetario del Gobierno de EE.UU., consistira exclusivamente en efectivo e inversiones permitidas en virtud de la Regla 2a-7 bajo la Ley de 1940. Cada uno tiene una fecha de vencimiento efectiva de 397 dias o menos, calculado de acuerdo con la Regla 2a-7, a partir de la fecha de adquisicion. El vencimiento medio de la cartera variara de acuerdo con la valoracion del Asesor de las condiciones del mercado monetario y no excedera los 90 dias.

HARTFORD MUTUAL FUNDS                                                         25
--------------------------------------------------------------------------------

    El Fondo del Mercado Monetario del Gobierno de EE.UU., procura lograr su objetivo mediante inversiones en obligaciones negociables a corto plazo emitidas
o garantizadas por el gobierno de EE.UU., o por agencias o entidades de dicho Gobierno, sin importar que sean o no garantizadas por la plena fe y credito del gobierno de EE.UU.
                          HVA MONEY MARKET FUND, INC.

    HVA Money Market Fund, Inc., (el "Fondo del Mercado Monetario") se constituyo en 1982 bajo las leyes de Maryland.

    OBJETIVO DE INVERSION.

    El Fondo del Mercado Monetario procura ingresos corrientes maximos consonantes con la liquidez y preservacion del capital.

    POLITICAS DE INVERSION.

    La cartera del Fondo del Mercado Monetario consistira exclusivamente en efectivo e inversiones permitidas en virtud de la Regla 2a-7 bajo la Ley de 1940. Cada uno tiene una fecha de vencimiento efectiva de 397 dias o menos, calculada de acuerdo con la Regla 2a-7. El vencimiento medio de la cartera variara de acuerdo con la valoracion del Asesor de las condiciones del mercado monetario y no excedera los 90 dias.

    El Fondo del Mercado Monetario procura lograr su objetivo mediante inversiones en valores del mercado monetario tales como, pero sin limitarse a:
(a) aceptaciones bancarias; (b) obligaciones de gobiernos (ya sean de EE.UU., o fuera de EE.UU.) y sus agencias y entidades; (c) obligaciones corporativas a corto plazo, incluso instrumentos comerciales, pagares y bonos; (d) otras obligaciones de aduedo a corto plazo; (e) obligaciones de bancos de EE.UU., sucursales fuera de EE.UU. de bancos de EE.UU. (Eurodolares), sucursales y agencias en EE.UU. de bancos no de EE.UU. (dolares yanquis) y sucursales no de EE.UU. de bancos no de EE.UU.; y (f) valores respaldados por activo. Vease Politicas de Inversion y Factores de Riesgo Comunes". Bajo circunstancias normales, los valores extranjeros no excederan el 25% del activo total del Fondo del Mercado Monetario.

    El Fondo del Mercado Monetario hara inversiones para la cartera principalmente en prevision de, o respuesta ante las cambiantes tendencias y condiciones economicas y del mercado monetario. No obstante, se preve que de vez en cuando el Fondo del Mercado Monetario aprovechara divergencias temporales en las relaciones de rentabilidad entre los distintos segmentos del mercado monetario o entre instrumentos especificos dentro del mismo segmento del mercado, y que efectuara adquisiciones o ventas cuando el Asesor considere que dichas transacciones mejoraran la rentabilidad o rendimiento de la cartera.
              POLITICAS DE INVERSION Y FACTORES DE RIESGO COMUNES
                           CONVENIOS DE READQUISICION

    Los Fondos podran celebrar convenios de readquisicion con respecto a valores emitidos o garantizados por el gobierno de EE.UU., con bancos comerciales que tengan una base de capital minima de $500 millones y activos en exceso de $1,000 millones, o con agentes reconocidos de valores gubernamentales, con una base de capital neta minima de $100 millones. Las Juntas Directivas de los Fondos han establecido normas para la evaluacion de la solvencia crediticia de los bancos y agentes de valores con los cuales los Fondos celebraran convenios de readquisicion y monitorean trimestralmente el cumplimiento de dichas normas por parte del Asesor y el Subasesor.

    Un convenio de readquisicion es un contrato mediante el cual el vendedor de un valor acuerda readquirir el valor vendido en un momento y a un precio mutuamente acordados. Tambien podra considerarse como un prestamo de dinero por un Fondo al vendedor. Normalmente, el precio de reventa excede el precio de compra, reflejando asi un tipo de mercado acordado. El tipo permanece en vigor durante el periodo en que un Fondo esta invertido en el convenio y no esta relacionado con el tipo de emision del valor precedente. Por lo general, el periodo de dichos convenios de readquisicion sera corto, entre una noche y una semana, y en ningun momento un Fondo podra invertir en convenios de readquisicion por un periodo en exceso de un ano. No obstante, los valores sujetos a un convenio de readquisicion podran tener fechas de vencimiento en exceso de un ano a partir de la fecha efectiva del convenio de readquisicion. Un Fondo siempre recibira por concepto de colateral, titulos con un valor de mercado, incluso interes devengado, por lo menos igual al 100% del importe en dolares invertido por un Fondo en cada convenio, y un Fondo efectuara el pago de dichos valores exclusivamente contra la entrega fisica de los mismos o de una constancia de transferencia por asiento en libros. En caso del incumplimiento del vendedor, un Fondo podria incurrir en una perdida si el valor del colateral que garantiza el convenio de readquisicion disminuyere y podra incurrir en costos de enajenacion en relacion con la liquidacion del colateral. Un Fondo no podra celebrar un convenio de readquisicion con mas de siete dias hasta el vencimiento si, como resultado, mas del 10% del activo total del Fondo estaria invertido en dichos convenios de readquisicion, en conjunto con cualesquier otras inversiones para las cuales no hubieren cotizaciones de mercado inmediatamente disponible.

26                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

                              VALORES SIN LIQUIDEZ

    Se permite a cada Fondo, con excepcion del Fondo de Indices, invertir en valores sin liquidez. No se adquiriran valores sin liquidez si, con la adquisicion de los mismos, mas del 10% o del 15% del valor del activo total de un Fondo, dependiendo del fondo (15% para el Fondo de Dividendos y Crecimiento, Fondo Internacional Advisers, Fondo de Oportunidades Internacionales y Fondo de Companias Pequenas, 10% para el Fondo Advisers, Fondo de Apreciacion de Capital, Fondo de Bonos, Fondo de Titulos Hipotecarios, Fondo de Acciones, Fondo del Mercado Monetario del Gobierno de EE.UU. y el Fondo del Mercado Monetario) consistiria en dichos valores. Los "valores sin liquidez" son valores que no pueden venderse ni enajenarse en el transcurso regular de los negocios, dentro de un periodo de siete dias aproximadamente al precio usado para determinar el valor de activo neto de un Fondo.

    Bajo las interpretaciones en vigor del Personal de la Comision de Bolsas y Valores, los siguientes valores en los cuales un Fondo podra invertir se consideraran sin liquidez: (1) convenios de readquisicion con vencimiento de mas de siete dias; (2) ciertos valores restringidos (valores cuya reventa publica esta sujeta a restricciones legales o contractuales); (3) opciones, con respecto a valores especificos, que no se cotizan en una bolsa de valores nacional y que no sean inmediatamente negociables; y (4) cualesquier otros valores en los cuales un Fondo podra invertir que no sean inmediatamente negociables.

    No obstante, estos Fondos podran adquirir, sin limitacion, ciertos valores restringidos que podran revenderse a instituciones calificadas conforme a una exencion regulatoria bajo la Regla 144A bajo la Ley de 1933 ("Valores de la Regla 144A"). Si existiere un agente o mercado de transacciones para Valores de la Regla 144A, dichos valores se consideran liquidos y en consecuencia se tratan como valores exentos de la limitacion del 10% o el 15% de un Fondo para inversiones en valores sin liquidez. Bajo la supervision de la Junta Directiva, el Asesor o Subasesor determina la liquidez de los Valores de la Regla 144A y, mediante informes del Asesor o el Subasesor, la Junta Directiva monitorea las actividades de transacciones con estos valores. Para tomar decisiones con respecto a liquidez, el Asesor o el Subasesor tomara en consideracion, entre otras cosas, los siguientes factores: (1) la frecuencia de transacciones y cotizaciones de precio del valor; (2) el numero de agentes dispuestos a adquirir
o vender el valor y el numero de otros compradores potenciales; (3) compromisos de los corredores de establecer un mercado secundario con el valor; y (4) la naturaleza del valor y las transacciones del mercado (p. ej., el tiempo necesario para enajenar el valor, el metodo de solicitar ofertas, y los procedimientos de transferencia). Debido a que las transacciones institucionales con Valores de la Regla 144A son relativamente nuevas, es dificil predecir con exactitud la evolucion de estos mercados. Si disminuyen las transacciones institucionales con Valores de la Regla 144A, la liquidez de un Fondo podria verse adversamente afectada en la medida en que un Fondo hubiere invertido en dichos valores.
                     VALORES ADQUIRIDOS ANTES DE SU EMISION
                             Y DE ENTREGA DEMORADA

    El Fondo de Apreciacion de Capital, el Fondo de Dividendos y Crecimiento, el Fondo de Oportunidades Internacionales, el Fondo de Companias Pequenas, el Fondo de Acciones, el Fondo de Indices, el Fondo Advisers, el Fondo Internacional Advisers, el Fondo de Bonos y el Fondo de Titulos Hipotecarios podran adquirir o vender valores en base antes de su emision y de entrega demorada. Las transacciones antes de emision o de entrega demorada surgen cuando los valores se adquieren o se venden, y el pago y entrega tienen lugar en el futuro, a fin de obtener lo que se considera un precio y rentabilidad ventajosos en el momento de efectuarse la transaccion. Si bien, por lo general, estos Fondos adquieren valores en base antes de su emision o de entrega demorada con la intencion de adquirir los valores, los Fondos podran vender los valores antes de la fecha de liquidacion, si el Asesor o el Subasesor lo considera aconsejable. En el momento en que un Fondo adquiere un compromiso de comprar los valores en base antes de su emision o de entrega demorada, el Fondo registrara la transaccion y luego reflejara diariamente el valor de dicho titulo en la determinacion del valor de activo neto del Fondo. En el momento de la entrega de los titulos, el valor de los mismos podra ser superior o inferior al precio de compra. El custodio del Fondo mantendra en una cuenta separada del Fondo, efectivo, valores del gobierno de EE.UU., u otras obligaciones de aduedo liquidas de alta calidad con un valor igual o superior a los compromisos de adquisicion del Fondo; asimismo, el custodio separara valores vendidos en base a entrega demorada.
                          OTRAS COMPANIAS DE INVERSION

    El Fondo de Apreciacion de Capital, el Fondo de Dividendos y Crecimiento, el Fondo de Oportunidades Internacionales, el Fondo de Companias Pequenas, el Fondo de Bonos, el Fondo de Acciones, el Fondo Advisers y el Fondo Internacional Advisers podran invertir en otras companias de inversion. Actualmente, los valores emitidos en ciertos paises solo estan disponibles a los fondos mediante este tipo de inversion. El importe de las inversiones en otras companias de inversion esta limitado por la Ley de 1940, e implicara el pago indirecto de una porcion de los gastos, incluso honorarios de asesoria, de tales otras companias de inversion. Ningun Fondo podra adquirir mas del 3% de los valores con derecho a voto en circulacion de ninguna otra compania inversionista, y ningun Fondo podra tener mas del 5% de su activo total invertido en ninguna otra compania inversionista. Vease
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HARTFORD MUTUAL FUNDS                                                         27
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"Restricciones de Inversion de los Fondos" en la Declaracion de Informacion
Adicional.
                            TRANSACCIONES EN DIVISAS

    El Fondo de Apreciacion de Capital, el Fondo de Dividendos y Crecimiento, el Fondo de Oportunidades Internacionales, el Fondo de Companias Pequenas, el Fondo de Acciones, el Fondo Advisers y el Fondo Internacional Advisers podran efectuar transacciones en divisas a fines de cobertura del valor de los titulos en cartera expresados en divisas especificas, contra fluctuaciones de valor relativo. Las transacciones en divisas incluyen contratos de divisas a termino, contratos de futuros de divisas cotizados en bolsa y fuera de bolsa ("OTC") y opciones sobre los mismos, opciones cotizadas en bolsa y OTC sobre divisas, y permutas de divisas.

    Estos Fondos podran invertir en contratos de divisas a termino, que implican una obligacion negociada privadamente para comprar o vender una divisa especifica en una fecha futura, que podra ser cualquier numero fijo de dias a partir de la fecha del contrato, acordado por las partes, a un precio fijado en el momento del contrato. Adicionalmente, dichos Fondos podran participar en permutas de divisas, que consisten en convenios de permutar movimientos de efectivo en base a la diferencia teorica entre dos o mas divisas. Vease "Convenios de Permuta". Estos Fondos tambien podran participar en contratos de futuros de divisas cotizados en bolsa y OTC y en opciones sobre los mismos, y opciones sobre divisas cotizadas en bolsa y OTC. Vease "Opciones y Contratos de Futuros".

    Estos Fondos podran efectuar contracoberturas de divisas, mediante transacciones de compra o venta de una o mas divisas cuyo valor se espera que disminuya o aumente en relacion con otras divisas a las cuales los Fondos estan
o esperan estar expuestos. Para reducir los efectos de las fluctuaciones de divisas en el valor de las tenencias existentes o previstas de sus titulos, estos Fondos tambien podran dedicarse a coberturas por poder. Se emplean las coberturas por poder cuando la divisa ante la cual una tenencia de cartera este expuesta sea dificil de cubrir en general o dificil de cubrir contra el dolar de EE.UU. Las coberturas por poder implican la celebracion de un contrato a termino para la compra de dolares de EE.UU., y la venta de una divisa, cuyos cambios de valor por lo general se consideran relacionados con la divisa a la cual esta expuesta la tenencia de la cartera. El importe del contrato no excederia el valor de mercado de los valores del Fondo expresados en la divisa relacionada.

    El uso de transacciones en divisas para proteger el valor del activo de un Fondo contra una disminucion en el valor de una divisa no elimina las fluctuaciones en el valor de los titulos precedentes del Fondo. Adicionalmente, estos Fondos solo podran celebrar transacciones en divisas con contrapartes que en opinion del Subasesor tengan buena solvencia crediticia.
                        OPCIONES Y CONTRATOS DE FUTUROS

    En sus intentos para proteger contra los efectos de cambios en los valores del mercado accionario, los tipos de cambio de divisas o los tipos de interes adversos a la posicion actual o futura de los Fondos, para fines de administracion de movimiento de efectivo y, en menor grado, para mejorar los rendimientos, el Fondo de Apreciacion de Capital, el Fondo de Dividendos y Crecimiento, el Fondo de Indices, el Fondo de Oportunidades Internacionales, el Fondo de Companias Pequenas, el Fondo de Acciones, el Fondo Advisers, el Fondo Internacional Advisers, el Fondo de Bonos y el Fondo de Titulos Hipotecarios podran emplear ciertas tecnicas de cobertura, mejora de ingresos y administracion de riesgos, entre ellas, la compra y venta de opciones, futuros y opciones sobre futuros, que implican valores accionarios y titulos de adeudo y divisas, agrupaciones de valores accionarios y titulos de adeudo, indices de precios de valores accionarios y titulos de adeudo asi como otros indices financieros. La capacidad de un Fondo de emplear estas tecnicas podra ser limitada por consideraciones tributarias y otras restricciones legales.

    Estos Fondos podran emitir opciones de compra cubiertas o adquirir opciones de venta cubiertas sobre valores en cartera como cobertura parcial (en la medida de la prima recibida menos los costos de la transaccion) contra una disminucion en el valor de los titulos en cartera y bajo circunstancias en las cuales el Asesor o el Subasesor preve que el precio de los titulos precedentes no aumentara por arriba del precio de ejercicio de la opcion en un importe en exceso de la prima recibida (menos los costos de transaccion incurridos) por el Fondo. Esta estrategia limita el potencial de apreciacion de capital de los titulos en cartera, con sujecion a la opcion de venta o de compra.

    Estos Fondos tambien podran emitir opciones de venta y compra cubiertas y adquirir opciones de venta y compra sobre divisas para cobertura contra el riesgo de fluctuaciones en los tipos de cambio sobre los valores extranjeros que el Fondo especifico tenga en su cartera, o que tenga la intencion de adquirir. Por ejemplo, si un Fondo celebrare un contrato para la compra de valores expresados en una divisa extranjera, podra establecer efectivamente el costo maximo en dolares de EE.UU. de los valores mediante la adquisicion de opciones de compra sobre dicha divisa. De manera similar, si un Fondo tuviere titulos expresados en una divisa extranjera y previere una disminucion en el valor de dicha divisa en relacion con el dolar de EE.UU., el Fondo podria cubrir contra dicha disminucion mediante la adquisicion de una opcion de venta sobre la divisa extranjera en cuestion.

    Adicionalmente, estos Fondos podran adquirir opciones de venta y compra y emitir opciones cubiertas de
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28                                                         HARTFORD MUTUAL FUNDS
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venta y compra sobre agrupaciones de valores accionarios y titulos de adeudo, indices de precios de valores accionarios y titulos de adeudo y otros indices financieros, y podran celebrar contratos de futuros y opciones sobre los mismos para la adquisicion o venta de agrupaciones de valores accionarios y titulos de adeudo, indices de valores accionarios y titulos de adeudo y otros indices financieros, todo con el fin de proteger contra potenciales cambios en el valor de mercado de los titulos en cartera o tipos de interes. Las agrupaciones consisten en una combinacion de valores accionarios o titulos de adeudo no relacionados con un indice comunmente conocido. Un indice es una medida del valor de un grupo de titulos u otros intereses. Un indice asigna valores relativos a los titulos incluidos en el indice y el indice fluctua con los cambios en el valor de mercado de dichos titulos.

    Estos Fondos solo podran emitir opciones cubiertas. El termino "cubierto(a)" significa que, en la medida en que un Fondo estuviere obligado como emisor de una opcion de compra, sera titular de los valores o divisas precedentes, o de una opcion de compra de los mismos titulos o divisas precedentes con una fecha de vencimiento no antes de la fecha de vencimiento de la opcion cubierta, y con un precio de ejercicio igual o inferior al precio de ejercicio de la opcion cubierta, o establecera o mantendra con su custodio por el termino de la opcion una cuenta separada compuesta de efectivo, titulos del gobierno de EE.UU., u otras obligaciones de adeudo liquidas de alta calidad, con un valor igual al valor de mercado en fluctuacion de los titulos o divisas objetos de la opcion. Un Fondo cubrira una opcion de venta que emite, manteniendo una cuenta separada con su custodio segun se describe arriba. Un Fondo no podra emitir opciones de compra cubiertas sobre los titulos en cartera que representaren en exceso del 25% del valor de su activo total.

    Para cubrir contra fluctuaciones en los tipos de cambio de divisas, estos Fondos podran adquirir o vender contratos de futuros de divisas extranjeras, y emitir opciones de venta y de compra y adquirir opciones de venta y compra sobre dichos contratos de futuros. Por ejemplo, un Fondo podra usar contratos de futuros de divisas extranjeras cuando preve una debilitacion general del tipo de cambio de divisas extranjeras que pudiere tener un efecto adverso en los valores de mercado de las tenencias de titulos no de EE.UU. del Fondo. En este caso, la venta de contratos de futuros sobre la divisa precedente podra reducir el riesgo del Fondo de una disminucion en el valor de mercado ocasionado por las fluctuaciones de divisas y, al hacerlo, ofrecer una alternativa a la liquidacion de tenencias de titulos en el Fondo y los costos de transaccion resultantes. Cuando el Fondo prevea un aumento considerable en un tipo de cambio de divisas extranjeras en un momento en que tiene la intencion de invertir en un titulo no de EE.UU., el Fondo podra adquirir un contrato de futuros de divisas extranjeras como cobertura contra un aumento en los tipos de cambio de divisas, en espera del perfeccionamiento de la transaccion prevista. Dicha compra de un contrato de futuros serviria como medida provisional para proteger al Fondo contra cualquier aumento en el tipo de cambio de divisas que pudiera anadir costos adicionales a la adquisicion de los titulos no de EE.UU. Asimismo, el Fondo podra usar contratos de futuros sobre valores accionarios y titulos de adeudo a fin de cubrir contra fluctuaciones en el valor de los titulos que tiene o espera adquirir.

    Estos Fondos tambien podran adquirir opciones de compra o de venta sobre contratos de futuros de divisas a fin de obtener un tipo de cambio de divisas fijo con riesgo limitado. Un Fondo podra adquirir una opcion de compra sobre un contrato de futuros de divisas a fin de cubrir contra un aumento en el tipo de cambio de divisas a la vez que tiene la intencion de invertir en un titulo no de EE.UU. expresado en la misma divisa. Un Fondo podra adquirir opciones de venta sobre contratos de futuros de divisas para proteger contra una disminucion en el tipo de cambio de divisas o el valor de sus titulos en cartera no de EE.UU. Un Fondo podra emitir una opcion de compra sobre un contrato de futuros de divisas como cobertura parcial contra los efectos de las bajas en los tipos de cambio de divisas en el valor de los titulos no de EE.UU. y en circunstancias bajo las cuales el Fondo preve que el tipo de cambio de divisas no aumentara por arriba del precio de ejercicio de la opcion en un importe superior a la prima recibida (menos los costos de transaccion incurridos por el Fondo). Esta estrategia limitara el potencial de apreciacion de capital de la divisa precedente.

    En la medida en que un Fondo celebre contratos de futuros, opciones sobre contratos de futuros y opciones sobre divisas, cotizados en una bolsa regulada por la CFTC, en cada caso que no sea a fines de cobertura de buena fe (segun la definicion de la CFTC), el margen inicial total y las primas requeridas para establecer dichas posiciones no podran exceder el 5% del valor de liquidacion de la cartera del Fondo, despues de tomar en consideracion las utilidades sin realizar y las perdidas sin realizar sobre cualesquier tales contratos que el Fondo hubiere celebrado. No obstante, el importe del "sobreprecio liquido" de dichas opciones podra ser excluido del calculo del limite del 5%. La adopcion de esta pauta no limitara al 5% el porcentaje del activo del Fondo a riesgo.

    Si bien es posible que algun Fondo individual no pueda emplear todas o ninguna de las estrategias que anteceden, su uso de opciones, futuros y opciones sobre los mismos y contratos de divisas a termino (segun se describen bajo "Transacciones en Divisas") implicaria ciertos riesgos de inversion y costos de transaccion a los cuales no estaria sujeto si no empleara dichas estrategias. Estos riesgos incluyen : (1) dependencia en la capacidad de un Fondo de predecir los movimientos de los precios de titulos especificos, fluctuaciones en los mercados de valores generales o sectores de los mercados y movimientos de los tipos de interes y mercados de divisas; (2) correlacion
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HARTFORD MUTUAL FUNDS                                                         29
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deficiente entre los movimientos en el precio de los valores o divisas cubiertos
o usados a fines de cobertura; (3) el hecho de que las habilidades y tecnicas necesarias para efectuar transacciones de opciones, contratos de futuros y opciones sobre los mismos o de usar contratos de divisas a termino son distintas a las necesarias para seleccionar los valores en los cuales un Fondo invierte;
(4) falta de garantia de que existira un mercado secundario liquido para cualquier opcion, contrato de futuros u opcion sobre los mismos, o contrato a termino especifico en cualquier momento especifico, que podria afectar la capacidad de un Fondo de establecer o cerrar una posicion; (5) posibles impedimentos para la administracion eficaz de la cartera o la capacidad de satisfacer las obligaciones corrientes, ocasionados por la separacion de un porcentaje grande del activo de un Fondo para cubrir sus obligaciones; y (6) la posible necesidad de aplazar el cierre de ciertas opciones, contratos de futuros, opciones sobre los mismos y contratos a termino a fin de continuar calificando para el tratamiento tributario beneficioso brindado a las "companias inversionistas reguladas" bajo el Codigo. En caso de que no ocurriere el cambio previsto en el precio de los valores o divisas objetos de dicha estrategia, es posible que un Fondo hubiere estado mejor situado si se hubiere abstenido de emplear tal estrategia.
                    VALORES NO DE EE.UU., INCLUSO ADR Y GDR

    Se permite a cada Fondo, con excepcion del Fondo de Titulos Hipotecarios y el Fondo del Mercado Monetario del Gobierno de EE.UU., que invierta una porcion de su activo en valores no de EE.UU., entre ellos, en el caso de inversiones accionarias permitidas, ADR y GDR, segun lo descrito bajo el objetivo de inversion y politicas de inversion de cada Fondo. Los ADR constituyen certificados emitidos por un banco o compania fiduciaria de EE.UU., y representan el derecho de recibir valores de un emisor no de EE.UU. depositados en un banco domestico o sucursal fuera de EE.UU. de un banco de EE.UU. Los ADR se cotizan en una bolsa de valores de EE.UU., o en un mercado fuera de bolsa y se expresan en dolares de EE.UU. Los GDR son certificados emitidos a nivel global y evidencian un mecanismo de titularidad similar. Los GDR se cotizan en bolsas fuera de EE.UU., y se expresan en divisas no de EE.UU. El valor de un ADR
o de un GDR fluctuara con el valor del titulo precedente, reflejara cualesquier movimientos en los tipos de cambio, y de otra manera implicara riesgos asociados con inversiones en valores no de EE.UU.

    El Fondo de Oportunidades Internacionales y el Fondo Internacional Advisers podran invertir en bonos Brady, que constituyen titulos de adeudo emitidos bajo el marco del Plan Brady, una iniciativa anunciada por el antiguo Secretario del Tesoro de EE.UU., Nicholas F. Brady, en 1989, como mecanismo para que las naciones deudoras restructuraran sus obligaciones bancarias comerciales externas pendientes. En la restructuracion de su deuda externa bajo el marco del Plan Brady, una nacion deudora negocia con sus prestamistas bancarios existentes y tambien con instituciones multilaterales, por ejemplo, el Banco Mundial y el FMI. El marco del Plan Brady, segun ha evolucionado, contempla el canje de endeudamiento bancario comercial por una nueva emision de bonos ("Bonos Brady"). Los Bonos Brady tambien podran ser emitidos con respecto a dinero nuevo adelantado por prestamistas existentes en relacion con la restructuracion del endeudamiento. Los convenios implementados bajo el Plan Brady hasta la fecha estan disenados para lograr una reduccion de la deuda y del servicio de la deuda, mediante opciones especificas negociadas por una nacion deudora con sus acreedores. Como resultado, los conjuntos financieros ofrecidos por cada pais son diferentes. Los Bonos Brady emitidos hasta la fecha podran adquirirse y venderse en los mercados secundarios a traves de corredores de EE.UU. y otras instituciones financieras y por lo general se mantienen a traves de depositarias de titulos europeos. Vease tambien "Valores de Alto Rendimiento".

    Las inversiones en valores emitidos por companias no de EE.UU. implican consideraciones y posibles riesgos no asociados tipicamente con las inversiones en obligaciones emitidas por companias de EE.UU. Es posible que se disponga de menos informacion acerca de las companias no de EE.UU. que sobre las empresas de EE.UU., y en general las companias no de EE.UU. no estan sujetas a normas uniformes de contabilidad, auditoria e informes financieros, ni a otras practicas y requisitos regulatorios comparables con los aplicables a las companias de EE.UU. Los valores de las inversiones no de EE.UU. se ven afectados por movimientos en los tipos de cambio o regulaciones o restricciones de control de divisas, o la prohibicion de la repatriacion de divisas no de EE.UU., la aplicacion de leyes tributarias no de EE.UU., incluso retencion de impuestos, cambios de administracion gubernamental o politica economica o monetario (dentro o fuera de EE.UU.) o cambios de circunstancias en las relaciones entre naciones. Asimismo, se incurren en costos en relacion con las conversiones entre distintas divisas.

    Las inversiones en el endeudamiento soberano no de EE.UU. expondra a un
Fondo a las consecuencias directas o indirectas de los cambios politicos, sociales o economicos en los paises en vias de desarrollo o emergentes emisores de los titulos. La capacidad y disposicion de los deudores soberanos en los paises en vias de desarrollo o emergentes o de las autoridades gubernamentales que controlen el reintegro de su deuda externa, de pagar el capital e interes sobre dicho endeudamiento en el momento de su vencimiento podra depender de las condiciones generales economicas y politicas dentro del pais pertinente. Historicamente, los paises en los cuales los Fondos podran invertir han experimentado, y es posible que sigan experimentando, altos niveles de inflacion, tipos de interes mas elevados, dificultades en las transacciones de tipos de cambio y desempleo. Algunos de estos paises tambien se
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30                                                         HARTFORD MUTUAL FUNDS
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caracterizan por incertidumbre o inestabilidad politica. Los factores adicionales que podran influir en la capacidad o disposicion de servicio de la deuda incluyen, pero no se limitan a, la situacion de movimiento de efectivo de un pais, la disponibilidad de divisas suficientes en la fecha de vencimiento de un pago, la magnitud relativa de su carga de servicio de la deuda en relacion con la economia en general, y la politica de su gobierno hacia el FMI, el Banco Mundial y otras agencias internacionales.
                         VALORES DE POCA CAPITALIZACION

    Todos los fondos, con excepcion del Fondo de Bonos, el Fondo de Valores Hipotecarios, el Fondo de Mercado Monetario y el Fondo de Mercado Monetario del Gobierno de los E.E.U.U., pueden invertir en titulos de participacion (esto incluye valores emitidos inicialmente en ofertas publicas) de empresas que poseen menos de $2 mil millones de capitalizacion en el mercado ("Valores de Poca Capitalizacion"). Dado que los emisores de Valores de Poca Capitalizacion suelen ser empresas menores o no muy establecidas, es posible que tengan lineas de productos, cuotas de mercado, o recursos financieros limitados. Asimismo es posible que tales empresas posean menos datos historicos en lo referente a operaciones y administracion. Como resultado, los Valores de Poca Capitalizacion suelen ser menos comerciables y experimentan un mayor nivel de volatilidad respecto de sus precios que los valores de empresas mas grandes y mejor establecidas. Ademas, las empresas cuyos valores se emiten inicialmente en ofertas publicas pueden depender en mayor medida de un pequeno numero de empleados clave. Dado que los valores emitidos inicialmente en ofertas publicas se ofrecen al publico por primera vez, el mercado para tales valores puede ser ineficiente y disponer de menor liquidez.
                              TITULOS HIPOTECARIOS

    Los titulos hipotecarios en los cuales el Fondo de Oportunidades Internacionales, el Fondo Internacional Advisers, el Fondo Advisers y el Fondo de Bonos podran invertir, y en los cuales el Fondo de Titulos Hipotecarios invierte principalmente, facilitan dinero para prestamos hipotecarios a compradores de hogares residenciales. Dichos valores incluyen titulos que representan intereses en sindicatos de prestamos hipotecarios ofrecidos por prestamistas tales como instituciones de ahorro y prestamo, bancos hipotecarios, bancos comerciales y otros. Diversas organizaciones gubernamentales, relacionadas con el gobierno y privadas, reunen los sindicatos de prestamos hipotecarios para venta a inversionistas (por ejemplo, los Fondos). Estos Fondos tambien podran invertir en titulos hipotecarios similares que facilitan dinero para residencias multifamiliares o bienes inmuebles comerciales. Los CMO tambien se consideraran titulos hipotecarios.

    Los intereses en los sindicatos de titulos hipotecarios se difieren de otros tipos de titulos de adeudo, que por lo general estipulan el pago periodico del interes en importes fijos con pagos de capital al vencimiento o en fechas de compra especificas. En su lugar, estos titulos proporcionan un pago mensual integrado por pagos de interes y de capital. En efecto, dichos pagos constituyen una "transferencia" de los pagos mensuales efectuados por los prestatarios individuales sobre sus prestamos hipotecarios, neto de cualesquier honorarios pagados al emisor, agente de servicio, asegurador o garante de dichos titulos. El reintegro del capital ocasionado por la venta de la propiedad precedente, la refinanciacion y la ejecucion hipotecaria ocasionan pagos adicionales, netos de los honorarios o costos que pudieren incurrirse. Algunos titulos hipotecarios (por ejemplo, los titulos GNMA) se describen como "de transferencia modificados". Estos titulos dan derecho al tenedor de recibir todos los pagos de interes y capital adeudado sobre el sindicato hipotecario, netos de ciertos honorarios, sin importar que el deudor hipotecario en realidad efectue el pago.

    El principal garante gubernamental (es decir, respaldado por la plena fe y credito del gobierno de EE.UU.) de titulos hipotecarios es la GNMA. La GNMA es una corporacion en propiedad absoluta del gobierno de Estados Unidos dentro del Departamento de Viviendas y Desarrollo Urbano. La GNMA esta autorizada a garantizar, con la plena fe y credito del gobierno de EE.UU., el pago oportuno del capital e interes sobre titulos conocidos como Ginnie Mae, emitidos por instituciones aprobadas por la GNMA (por ejemplo, instituciones de ahorro y prestamo, bancos comerciales y bancos hipotecarios) y respaldados por sindicatos de hipotecas asegurados por la FHA (Autoridad Federal de Vivienda) o garantizados por la VA (Administracion de Veteranos).

    Los garantes relacionados con el gobierno (es decir, no respaldado por la plena fe y credito del gobierno de EE.UU.) incluyen la FNMA y la FHLMC. La FNMA es una corporacion patrocinada por el gobierno, propiedad absoluta de accionistas privados. Esta sujeta a regulacion general por el Secretario de Viviendas y Desarrollo Urbano. La FNMA adquiere hipotecas residenciales de una lista de vendedores/agentes de servicio aprobados, que incluyen asociaciones de ahorro y prestamo estatales y federales, bancos de ahorros mutuales, bancos comerciales y uniones crediticias y bancos hipotecarios. Los titulos de transferencia, conocidos como Fannie Mae, emitidos por la FNMA estan garantizados en cuanto al pago oportuno del capital e interes por la FNMA, pero no estan respaldados por la plena fe y credito del gobierno de EE.UU. La FHLMC es una entidad corporativa del gobierno de EE.UU., creada por el Congreso en 1970, con el fin de ampliar la disponibilidad del credito hipotecario para viviendas residenciales. Su capital social es propiedad de doce Bancos de Prestamos Residenciales Federales. La FHLMC emite Certificados de Participacion ("PCs") conocidos como

Hartford Mutual Funds                                                         31
--------------------------------------------------------------------------------

Freddy Mac, que representan intereses en hipotecas de carteras creadas por la FHLMC. La FHLMC garantiza el pago oportuno del interes y el cobro definitivo del capital, pero los PC no estan respaldados por la plena fe y credito del gobierno de Estados Unidos.

    Los bancos comerciales, instituciones de ahorro y prestamo, companias privadas de seguro hipotecario, bancos de inversion, bancos hipotecarios y otros emisores del mercado secundario tambien podran crear sindicatos de transferencia de prestamos hipotecarios residenciales convencionales. Asimismo, estos emisores podran originar por su propia cuenta los prestamos hipotecarios precedentes, asi como servir de garantes de los titulos hipotecarios. Por lo general, los sindicatos creados por dichos emisores no gubernamentales ofrecen un tipo de interes mas alto que los sindicatos gubernamentales y relacionados con el gobierno, ya que los primeros no implican garantias de pago gubernamentales directas o indirectas. No obstante, el pago oportuno del interes y capital de estos sindicatos esta respaldado por diversas formas de seguro o garantias, incluso seguro individual del prestamo, de titulo, de sindicato y contra siniestros. El seguro y las garantias son emitidos por entidades gubernamentales, aseguradores privados y sindicadores hipotecarios. Se tomaran en consideracion dichos seguros y garantias asi como la solvencia crediticia de los emisores de los mismos a fin de determinar si un titulo hipotecario satisface las normas de calidad de inversion de un Fondo. No hay garantia de que los aseguradores privados sean capaces de satisfacer sus obligaciones bajo las polizas. Estos Fondos podran adquirir titulos hipotecarios sin seguro o garantia, siempre que, despues del examen de la experiencia y practicas de prestamos de los integrantes del sindicato, el Asesor o el Subasesor determinare que los titulos cumplen las normas de calidad del Fondo. Si bien el mercado de estos titulos se esta volviendo cada vez mas liquido, es posible que los titulos emitidos por ciertas organizaciones privadas no sean inmediatamente negociables.

    Estos Fondos podran invertir en CMO, que consisten en titulos garantizados por hipotecas o titulos hipotecarios. Los CMO se emiten con una diversidad de clases o series, que tiene distintos vencimientos.

    Estos Fondos esperan que las entidades gubernamentales, relacionadas con el gobierno o privadas podran crear sindicatos de prestamos hipotecarios que ofrecen inversiones de transferencia, ademas de los instrumentos arriba descritos. Las hipotecas precedentes de dichos titulos podran constituir instrumentos hipotecarios alternativos, es decir, instrumentos hipotecarios cuyos pagos de capital o interes pueden variar o cuyos plazos hasta el vencimiento podran diferir de las hipotecas de tasa fija a largo plazo habituales. Estos Fondos podran invertir en titulos hipotecarios separados del cupon, o sea titulos que se separan en el componente de interes y capital de un titulo hipotecario y que se venden como titulos independientes. A medida que se desarrollen y ofrezcan a los inversionistas nuevos tipos de titulos hipotecarios, el Asesor o el Subasesor, considerara inversiones en dichos nuevos tipos de titulos, en consonancia con el objetivo de inversion, politicas y normas de calidad del Fondo.
                        VALORES RESPALDADOS POR ACTIVOS

    El Fondo de Oportunidades Internacionales, el Fondo Internacional Advisers, el Fondo Advisers, el Fondo de Bonos, el Fondo de Titulos Hipotecarios y el Fondo del Mercado Monetario podran invertir en valores respaldados por activos. Las tecnicas de garantia usadas para los valores respaldados por activos son similares a las usadas para los titulos hipotecarios. El colateral de dichos valores ha incluido prestamos sobre patrimonio en viviendas, cuentas por cobrar de prestamos sobre automoviles y de tarjetas de credito, prestamos sobre embarcaciones, arriendos de computadora, arriendos de aeronaves, prestamos sobre casas rodantes, prestamos sobre vehiculos de esparcimiento y cuentas al cobro de hospitales. Estos Fondos podran invertir en estos y otros tipos de valores respaldados por activos que pudieren evolucionar en el futuro.
                              CONVENIOS DE PERMUTA

    Cada Fondo, con excepcion del Fondo de Indices, el Fondo del Mercado Monetario del Gobierno de EE.UU., y el Fondo del Mercado Monetario, podra celebrar permutas de tipo de interes, permutas de divisas y otros tipos de convenios de permuta, tales como convenios de tipo maximo, convenios de tipo maximo y minimo y convenios de tipo minimo. En una permuta de tipo de interes tipica, una de las partes acuerda efectuar pagos regulares equivalentes a un tipo de interes flotante multiplicado por un "importe principal teorico" a cambio de pagos equivalentes a un tipo fijo multiplicado por el mismo importe, durante un periodo especificado. En caso de que un convenio de permuta estipulare pagos en divisas distintas, las partes podran acordar permutar el importe principal teorico tambien. Las permutas tambien podran depender de otros precios o tipos, tales como el valor de un indice o las tasas de prepagos hipotecarios.

    En un convenio tipico de tipo maximo o de tipo minimo, una de las partes acuerda efectuar pagos exclusivamente bajo circunstancias especificas, por lo general a cambio de un honorario pagadero por la otra parte. Por ejemplo, el comprador de un convenio de tipo de interes maximo obtiene el derecho de recibir pagos en la medida en que un tipo de interes especifico excede un nivel acordado, en tanto que el vendedor de un convenio de tipo de interes minimo esta obligado a efectuar pagos en la medida en que un tipo de interes especifico caiga por debajo de un nivel acordado. Un convenio de maximo y

32                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

minimo combina los elementos de comprar un convenio de tipo maximo y vender un convenio de tipo minimo.

    Los convenios de permuta tenderan a desviar la exposicion de inversion de un Fondo de un tipo de inversion a otro. Por ejemplo, si un Fondo acordare permutar pagos de tipo flotante por pagos de tipo fijo, el convenio de permuta tenderia a disminuir la exposicion del Fondo a tipos de interes en alza. Los convenios de tipos maximos y tipos minimos tienen un efecto similar a la compra o venta de opciones. Los convenios de permuta podran aumentar o disminuir la volatilidad general de las inversiones de un Fondo asi como el precio de sus acciones y su rendimiento, dependiendo de la manera en que se usan estos instrumentos.
                       INSTRUMENTOS DEL MERCADO MONETARIO

    Los Fondos podran invertir en instrumentos del mercado monetario de alta calidad, incluso, pero sin limitarse a: (1) valores emitidos o garantizados por gobiernos, sus agencias o entidades; (2) instrumentos comerciales; (3) certificados de deposito; (4) aceptaciones bancarias u otras obligaciones bancarias; y (5) convenios de readquisicion que implicaren cualesquiera de los que anteceden. El Fondo del Mercado Monetario del Gobierno de EE.UU. solo podra invertir en instrumentos del mercado monetario de alta calidad emitidos o garantizados por el gobierno de EE.UU., sus agencias o entidades.
                            VALORES DE ALTA CALIDAD

    El Fondo del Mercado Monetario del Gobierno de EE.UU., y el Fondo del Mercado Monetario solo podran invertir en instrumentos a corto plazo de alta calidad, segun la definicion de la Regla 2a-7 bajo la Ley de 1940. Cada uno de los demas Fondos podra invertir en valores de alta calidad (es decir, con clasificaciones tan bajas como "Baa" de Moody's y "BBB" de S&P, y los valores sin clasificar de calidad comparable, segun determinare el Asesor o el Subasesor). Se considera que los valores de adeudo con la cuarta clasificacion mas alta (es decir, "Baa" de Moody's y "BBB" de S&P y los valores sin clasificar de calidad comparable, segun determinare el Asesor o el Subasesor) tienen capacidad adecuada para el pago del capital e interes, pero implican un grado de riesgo mas elevado que el asociado con las inversiones en valores de adeudo en las categorias de clasificacion mas altas, y dichos bonos carecen de las caracteristicas de inversion sobresalientes y conllevan caracteristicas especulativas.
                          VALORES DE ALTO RENDIMIENTO

    En la medida en que se describe en sus politicas de inversion, el Fondo de Apreciacion de Capital, el Fondo de Oportunidades Internacionales y el Fondo Internacional Advisers podran invertir en valores de alto rendimiento, conocidos comunmente como "bonos chatarra" (es decir, con clasificacion tan baja como "C" de Moody's y de S&P, y los valores sin clasificar de calidad comparable, segun determinare el Subasesor). Ademas, hasta un 20% del total de activos del Fondo de Bonos puede ser invertido en obligaciones pertenecientes a la categoria mas alta, a un nivel inferior a la clasificacion inversionista ("Ba" segun Moody's, o "BB" segun S&P). En el caso de no haber sido clasificados, el Asesor determina si son de calidad similar. Se considera que los valores en las categorias de clasificacion inferiores a Baa, de Moody's y BBB, de S&P son de baja calidad y predominantemente especulativos. En el Apendice del presente Prospecto se incluyen las descripciones de los servicios de clasificacion de los valores en las categorias de clasificacion mas bajas, incluso sus caracteristicas especulativas. Se considera que la posibilidad de que estos valores obtengan alguna vez alguna solvencia de inversion es muy baja, que tienen una vulnerabilidad identificable actual de incumplimiento, que es poco probable que tengan la capacidad de pagar el interes y reintegrar el capital en su fecha de vencimiento en caso de que surgieren condiciones adversas comerciales, financieras o economicas y/o que estan en incumplimiento o en mora con el pago del interes o capital. Estos valores se consideran de tipo especulativo con respecto a la capacidad del emisor de pagar el interes y de reintegrar el capital de acuerdo con los terminos de las obligaciones. Conforme a ello, es posible que estos tipos de factores podrian, bajo ciertas circunstancias, reducir el valor de los titulos tenidos por un Fondo con un efecto equivalente en el valor de las acciones del Fondo.
                            OTROS FACTORES DE RIESGO

    Como fondos mutuales que invierten principalmente en valores accionarios y/o de adeudo, cada Fondo esta sujeto a riesgos del mercado, es decir, la posibilidad de que los precios accionarios y/o de adeudo en general disminuyan sobre plazos cortos e incluso prolongados. Los mercados financieros tienden a ser ciclicos, con periodos de alza general de los precios de los valores y periodos de baja general de dichos precios.

    El valor de los titulos de adeudo en los cuales los Fondos invierten tendera a aumentar cuando los tipos de interes esten en baja y a disminuir cuando los tipos de interes esten en alza.

    Ningun Fondo individual debera considerarse en si un programa de inversion integral. Cada potencial comprador debera tomar en consideracion sus propios objetivos de inversion asi como sus demas inversiones al considerar la adquisicion de acciones de cualquier compania inversionista.

    No hay garantia de que se cumplan los objetivos de inversion de los Fondos. Adicionalmente, el riesgo inherente en las inversiones en el Fondo es comun a

HARTFORD MUTUAL FUNDS                                                         33
--------------------------------------------------------------------------------

cualquier titulo, el valor de activo neto fluctuara en respuesta a cambios de las condiciones economicas, tipos de interes y en la percepcion del mercado de los titulos de cartera precedentes de cada Fondo.

    En la consecucion del objetivo de inversion de un Fondo, HIMCO, en su capacidad de Asesor de algunos de los Fondos, y WMC, en su capacidad de Subasesor de ciertos Fondos, tratan de seleccionar valores individuales apropiados para inclusion en la cartera de un Fondo. Adicionalmente, HIMCO y WMC tratan de predecir satisfactoriamente las tendencias del mercado y de aumentar las inversiones en los tipos de valores que mas convenientes sean para aprovechar dichas tendencias. Por consiguiente, el inversionista depende del exito de HIMCO y de WMC, no solo para seleccionar valores individuales, sino para identificar clases de activo atractivas a fin de determinar la mezcla total de activos invertidos.
                          ADMINISTRACION DE LOS FONDOS

    La Junta Directiva de cada Fondo administra los negocios y asuntos de dicho Fondo y toma accion sobre todos los asuntos no reservados a los accionistas, incluso la eleccion anual de funcionarios del Fondo que cumplen todas las instrucciones y resoluciones de la Junta Directiva y desempenan las funciones relacionadas con la administracion diaria de los asuntos del Fondo.
                     SERVICIOS DE ASESORIA Y ADMINISTRACION
                                 DE INVERSIONES

    HIMCO funge como asesor de inversiones o administrador de cada Fondo, conforme a convenios por escrito celebrados entre HIMCO y cada Fondo. HIMCO funge como asesor de inversiones para el Fondo de Bonos, el Fondo del Mercado Monetario, el Fondo del Mercado Monetario del Gobierno de EE.UU., el Fondo de Titulos Hipotecarios y el Fondo de Indices. HIMCO actua como administrador de inversiones para el Fondo de Apreciacion de Capital, el Fondo de Dividendos y Crecimiento, el Fondo de Oportunidades Internacionales, el Fondo de Acciones, el Fondo Advisers y el Fondo Internacional Advisers y el Fondo de Companias Pequenas.

    Para 1995, los honorarios de asesoria y administracion de los Fondos fueron:
Fondo Advisers $16,044,763; Fondo de Apreciacion de Capital $7,715,873; Fondo de Bonos, $906,000; Fondo de Dividendos y Crecimiento, $757,373; Fondo de Indices, $447,326; Fondo de Oportunidades Internacionales, $3,213,660; Fondo Internacional Advisers, $0; Fondo del Mercado Monetario, $762,534; Fondo de Titulos Hipotecarios, $790,058; Fondo de Acciones, $4,134,925, y Fondo del Mercado Monetario del Gobierno de EE.UU., $24,282.

    Bajo los terminos de los Convenios de Asesoria de Inversiones, HIMCO es responsable de las decisiones de inversion con respecto al activo del Fondo de Bonos, el Fondo del Mercado Monetario, el Fondo del Mercado Monetario del Gobierno de EE.UU., el Fondo de Titulos Hipotecarios y el Fondo de Indices. HIMCO suministra continuamente a las Juntas Directivas de los Fondos un programa de inversiones para su consideracion y, previa la aprobacion del programa por parte de las Juntas, HIMCO lo implementa, mediante la emision de ordenes de compra o de venta de valores.

    El honorario de asesoria de inversiones del Fondo del Mercado Monetario, el Fondo del Mercado Monetario del Gobierno de EE.UU., y el Fondo de Titulos Hipotecarios es del 0.25% al ano del valor del activo neto diario medio de cada Fondo. El honorario de asesoria de inversiones del Fondo de Indices es del 0.20% al ano del valor del activo neto diario medio del Fondo. El honorario de asesoria de inversiones del Fondo de Bonos es:

    0.325% al ano del valor del activo neto diario medio del Fondo, hasta $250,000,000;

    0.30% al ano del valor de los $250,000,000 siguientes del activo neto diario medio del Fondo;

    0.275% al ano del valor de los $500,000,000 siguientes del activo neto diario medio del Fondo.

    0.25% al ano del valor del activo neto diario medio del Fondo en exceso de $1,000,000,000.

    Bajo los terminos de los Convenios de Administracion de Inversiones, HIMCO, con sujecion a la supervision de las Juntas Directivas de los Fondos, ofrece supervision de administracion de inversiones al Fondo de Acciones, el Fondo Advisers, el Fondo de Apreciacion de Capital, el Fondo de Oportunidades Internacionales, el Fondo de Companias Puquenas, el Fondo de Dividendos y Crecimiento y el Fondo Internacional Advisers, de acuerdo con los objetivos, politicas y restricciones de inversion de los Fondos. Las responsabilidades de HIMCO incluyen: (1) Con sujecion a consultas con las Juntas Directivas de los Fondos, contratar los servicios de una o mas firmas para fungir como subasesor de inversiones para los Fondos; (2) Revisar de vez en cuando las politicas y restricciones de inversion de los Fondos a la luz de los resultados de los Fondos y de otra manera, despues de consultar con el subasesor de inversiones, recomendar cualesquier modificaciones apropiadas a las Juntas Directivas de los Fondos; (3) Supervisar el programa de inversion elaborado para los Fondos por el subasesor de inversiones; (4) Monitorear continuamente los resultados de los valores en cartera de los Fondos; (5) Disponer el suministro de los datos economicos y estadisticos que HIMCO determinare o que las Juntas Directivas de los Fondos pudieren solicitar; (6) Suministrar a las Juntas Directivas de los Fondos la informacion sobre acontecimientos economicos y politicos

34                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

de importancia que HIMCO considerare apropiado o que solicitaren las Juntas Directivas de los Fondos.
    Por concepto de servicios prestados a los Fondos, HIMCO cobra un honorario mensual en base a las siguientes tarifas anuales aplicadas al promedio del valor de activo neto diario calculado de los Fondos.

    Fondo Advisers, Fondo de Apreciacion de Capital, Fondo de Dividendos y Crecimiento, Fondo Internacional Advisers y Fondo de Oportunidades Internacionales y el Fondo de Companias Pequenas:

    0.575% al ano del valor del activo neto diario medio del Fondo, hasta $250,000,000;

    0.525% al ano del valor de los $250,000,000 siguientes del activo neto diario medio del Fondo;

    0.475% al ano del valor de los $500,000,000 siguientes del activo neto diario medio del Fondo;

    0.425% al ano del valor del activo neto diario medio del Fondo en exceso de $1,000,000,000.

    HIMCO se ha comprometido a anular sus honorarios en concepto del Fondo de Companias Pequenas hasta que los activos de este Fondo (esto excluye los activos contribuidos por empresas afiliadas con HIMCO) asciendan por primera vez los $20 millones.

Fondo de Acciones:

    0.325% al ano del valor del activo neto diario medio del Fondo, hasta $250,000,000;

    0.300% al ano del valor de los $250,000,000 siguientes del activo neto diario medio del Fondo;

    0.275% al ano del valor de los $500,000,000 siguientes del activo neto diario medio del Fondo;

    0.250% al ano del valor del activo neto diario medio del Fondo en exceso de $1,000,000,000.

    HIMCO, Hartford Plaza, Hartford, Connecticut 06115, es una subsidiaria en propiedad absoluta de Hartford Life Insurance Company ("HL"), constituida bajo las leyes del Estado de Connecticut en 1981. HIMCO tambien funge como asesor de inversiones a varios otros fondos patrocinados por HL, que tambien estan registrados ante la Comision de Bolsas y Valores. En definitiva, HL es propiedad de Hartford Fire Insurance Company, uno de los mayores aseguradores de multiples riesgos de Estados Unidos. Hartford Fire Insurance Company es una subsidiaria de ITT Hartford Group, Inc.

    Algunos funcionarios de los Fondos tambien son funcionarios y/o directores de HIMCO; Joseph H. Gareau es Director y Presidente de HIMCO; Andrew W. Kohnke es Director Gerente y Director de HIMCO: J. Richard Garrett es Tesorero de HIMCO; y Charles M. O'Halloran es Director, Secretario y Asesor Legal de HIMCO.
                    SERVICIOS DE SUBASESORIA DE INVERSIONES

    WMC funge como Subasesor del Fondo de Apreciacion de Capital, Fondo de Dividendos y Crecimiento, Fondo de Oportunidades Internacionales, Fondo de Acciones, Fondo Advisers, Fondo Internacional Advisers y Fondo Companias Pequenas, conforme a convenios por escrito celebrados entre HIMCO y WMC.

    En relacion con sus servicios como subasesor a dichos Fondos, WMC es responsable de todas las determinaciones con respecto a la compra y venta de valores de carteras (con sujecion a los terminos y condiciones de los objetivos, politicas y restricciones de inversion de dichos Fondos y a la supervision general de las Juntas Directivas de los Fondos y HIMCO) y en nombre del Fondo, emite todas las instrucciones para la ejecucion de las transacciones de cartera de estos Fondos. En relacion con dichas actividades, WMC suministra informes regulares a la Junta Directiva de la Compania con respecto a proyecciones economicas, estrategias de inversion, actividades de cartera y el rendimiento de los Fondos.

    Bajo los terminos de los Convenios de Subasesoria de Inversiones, WMC proporciona a HIMCO un programa de inversiones para uso por HIMCO en la prestacion de servicios a dichos Fondos. WMC es responsable de todas las determinaciones con respecto a la compra y venta de valores de cartera (con sujecion a los terminos y condiciones de los objetivos, politicas y restricciones de inversion de estos Fondos, y a la supervision de las Juntas Directivas de los Fondos y de HIMCO) y, en nombre del Fondo, emite todas las instrucciones para la ejecucion de estas transacciones de cartera de estos Fondos. En conjunto con dichas actividades, WMC suministra informes regulares a las Juntas Directivas de los Fondos con respecto a proyecciones economicas, estrategias de inversion, actividad de carteras y el rendimiento de los Fondos.

    Por los servicios prestados a estos Fondos, WMC cobra un honorario trimestral a HIMCO. Los Fondos no pagaran el honorario de WMC, ni ninguna parte del mismo, ni tendran obligacion o responsabilidad alguna de hacerlo. El honorario trimestral de WMC se basa en las siguientes tasas anuales, aplicadas al promedio del valor de activo neto diario calculado de cada Fondo.

Fondo Advisers, Fondo de Acciones y Fondo de Dividendos y Crecimiento:

    0.325% al ano del valor del activo neto diario medio del Fondo, hasta $50,000,000;

    0.25% al ano del valor de los $100,000,000 siguientes del activo neto diario medio del Fondo;

HARTFORD MUTUAL FUNDS                                                         35
--------------------------------------------------------------------------------

    0.20% al ano del valor de los $350,000,000 siguientes del activo neto diario medio del Fondo;

    0.15% al ano del valor del activo neto diario medio del Fondo en exceso de $500,000,000.

Fondo de Apreciacion de Capital, Fondo de Oportunidades Internacionales, Fondo de Companias Pequenas y Fondo Internacional Advisers:

    0.40% al ano del valor del activo neto diario medio del Fondo, hasta $50,000,000;

    0.30% al ano del valor de los $100,000,000 siguientes del activo neto diario medio del Fondo;

    0.25% al ano del valor de los $350,000,000 siguientes del activo neto diario medio del Fondo;

    0.20% al ano del valor del activo neto diario medio del Fondo en exceso de $500,000,000.

    WMC se ha comprometido a anular sus honorarios en concepto del Fondo de Companias Pequenas hasta que los activos del Fondo (esto excluye los activos contribuidos por empresas afiliadas con HIMCO) asciendan por primera vez a los $20 millones.

    WMC es una firma profesional de asesoria de inversiones que ofrece servicios de inversion a companias inversionistas, planes de beneficios de empleados, fondos de dotacion, fundaciones y otras instituciones y personas. Al 31 de diciembre de 1995, WMC tenia autoridad administrativa discrecional con respecto a aproximadamente $109,000 millones de activos de clientes. WMC y sus organizaciones antecesoras han prestado servicios de asesoria de inversiones a companias inversionistas desde 1933 y a clientes de asesoria de inversiones desde 1960. WMC, 75 State Street, Boston, MA 02109 es una asociacion voluntaria de Massachusetts de la cual las siguientes personas son socios directores:
Robert W. Doran, Duncan M. McFarland y John R. Ryan.
                          ADMINISTRADORES DE CARTERAS

    Saul J. Pannell, Primer Vicepresidente de WMC, funge como administrador de cartera del Fondo de Apreciacion de Capital. El senor Pannell ha ocupado el cargo de administrador de cartera con WMC desde 1979.

    Laurie A. Gabriel, CFA, y Primera Vicepresidenta de WMC, funge como administradora de cartera del Fondo de Dividendos y Crecimiento. La senora Gabriel se incorporo a WMC en 1976. Ocupo el cargo de analista de investigacion cuantitativa con WMC desde 1986, y se encargo de responsabilidades de administracion de carteras en 1987.

    El Fondo de Oportunidades Internacionales es administrado por el Grupo de Administracion Estrategica de Inversiones Accionarias Globales, encabezado por Trond Skramstad, Primer Vicepresidente de WMC. El Grupo de Administracion Estrategica de Inversiones Accionarias Globales se compone de administradores de cartera globales y ejecutivos profesionales de inversion. Ninguna persona individual es principalmente responsable de hacer recomendaciones a, o dentro de este grupo. Antes de incorporarse a WMC en 1993, el senor Skramstad ocupaba el cargo de administrador de carteras accionarias globales de Scudder, Stevens & Clark, desde 1990.

    Kenneth L. Abrams, Primer Vicepresidente de WMC, desempena el cargo de gerente de cartera del Fondo de Companias Pequenas. El Sr. Abrams ha sido analista de investigacion sobre empresas emergentes para WMC desde 1986, y ha actuado como gerente de cartera para WMC desde 1990.

    Rand L. Alexander, Primer Vicepresidente de WMC, funge como administrador de cartera del Fondo de Acciones. El senor Alexander ha ocupado el cargo de administrador de cartera con WMC desde 1990.

    Paul D. Kaplan, Primer Vicepresidente de WMC, funge como administrador de cartera del Fondo Advisers. El senor Kaplan administra el componente de ingresos fijos del Fondo Advisers. Ha ocupado el cargo de administrador de cartera con WMC desde 1982. Rand L. Alexander, que ocupa el cargo de administrador de cartera del Fondo de Acciones, administra el componente accionario del Fondo Advisers.

    El componente accionario del Fondo Internacional Advisers es administrado por el Grupo de Administracion Estrategico de Inversiones Accionarias Globales, encabezado por Trond Skramstad. El componente de adeudo del Fondo Internacional Advisers es administrado por Robert Evans, Vicepresidente de WMC. Antes de incorporarse a WMC como administrador de cartera en 1995, el senor Evans ocupaba el cargo de Primer Administrador de Cartera de Ingresos Fijos Globales con Pacific Investment Management Company desde 1991 hasta 1994, y en el Departamento de Ingresos Fijos Globales de Lehman Brothers International, en Londres, Inglaterra, y la Ciudad de Nueva York, Nueva York, entre 1985 y 1990.

    El Fondo de Bonos es administrado por Alison D. Granger. La senora Granger, Primera Vicepresidenta de HIMCO y Vicepresidenta Auxiliar de Hartford Life Insurance Company, se incorporo a ITT Hartford en 1993, en el cargo de primer corredor de bonos corporativos. Fue nombrada Directora de Operaciones en 1994 y administradora de cartera en 1995. Antes de unirse a ITT Hartford, la senora Granger ocupaba el cargo de administradora de cartera de bonos corporativos con The Home Insurance Company y Axe-Houghton Management. La Srta. Granger cuenta con mas de quince anos de experiencia en el area de inversiones de ingresos fijos.

36                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

    El Fondo de Titulos Hipotecarios es administrado por Timothy J. Wilhide. El senor Wilhide es administrador de cartera y vicepresidente de HIMCO. Cuenta con 17 anos de experiencia en los mercados de ingresos fijos. Antes de unirse a ITT Hartford en junio de 1994, el senor Wilhide ocupaba el cargo de vicepresidente y administrador de ingresos fijos de J. P. Morgan & Co. Se graduo de Licenciado en Filosofia y Letras de la Universidad Gannon y en Ciencias Empresariales de la Universidad de Delaware.
                           SERVICIOS ADMINISTRATIVOS
                                PARA LOS FONDOS

    En un Convenio de Servicios Administrativos entre cada Fondo y HL, se estipula que HL administrara los asuntos comerciales y prestara servicios administrativos a cada Fondo. Bajo los terminos de dichos Convenios, HL proporcionara lo siguiente: personal administrativo, servicios, equipos e instalaciones y espacio de oficina para la debida operacion de los Fondos. HL tambien ha acordado disponer la prestacion de servicios adicionales necesarios para la debida operacion de los Fondos, aunque los Fondos pagan directamente dichos servicios. Vease "Gastos de los Fondos". A titulo de compensacion por los servicios a ser prestados por HL, cada Fondo paga a HL, tan pronto como sea posible despues del ultimo dia de cada mes, un cargo mensual igual a la tasa anual del 0.175% del activo neto diario medio del Fondo.
                              GASTOS DE LOS FONDOS

    Cada Fondo asumira y pagara los siguientes costos y gastos: interes; impuestos; cargos de corretaje (que podran ser a corredores-agentes afiliados); costos de elaboracion, impresion y presentacion de cualesquier enmiendas o suplementos a los formularios de registro de cada Fondo y sus valores; todos los costos y gastos federales y estatales de registro, calificacion y presentacion (con excepcion de los costos y cargos iniciales, que seran sufragados por HL), gastos de emision y redencion, costos y gastos de agencias de transferencia y de agencias de desembolso de dividendos y distribuciones; cargos y gastos de custodios; gastos de contabilidad, auditoria y legales; primas de fianzas de cumplimiento y otros de seguro; honorarios y sueldos y salarios de directores, funcionarios y empleados de cada Fondo, excepto por los que tambien sean funcionarios de HL; cuotas de asociacion industriales; todos los informes anuales y trimestrales y los prospectos enviados a los accionistas de cada Fondo, asi como todos los informes trimestrales, anuales y cualesquier otros informes periodicos que deben presentarse ante la Comision de Bolsas y Valores o ante cualquier estado; cualesquier notificaciones exigidas por una autoridad regulatoria federal o estatal y cualesquier materiales de solicitacion de poderes dirigidos a los accionistas de cada Fondo, asi como los costos de impresion, envio y tabulacion incurridos en relacion con los mismos, y cualesquier gastos incurridos en relacion con la celebracion de asambleas de accionistas de cada uno de los Fondos y otros gastos miscelaneos relacionados directamente con las operaciones e intereses de los Fondos.

    Los gastos totales de cada Fondo, incluso los honorarios de asesoria y administracion de inversiones de 1995, como porcentaje del activo neto medio de los Fondos, ascendieron a: Fondo de Acciones, 0.48%; Fondo de Bonos, 0.53%; Fondo del Mercado Monetario, 0.45%; Fondo del Mercado Monetario del Gobierno de EE.UU., 0.57%; Fondo Advisers, 0.65%; Fondo de Apreciacion de Capital, 0.68%; Fondo de Titulos Hipotecarios, 0.47%; Fondo de Indices, 0.39%; Fondo de Oportunidades Internacionales, 0.86%; Fondo de Dividendos y Crecimiento, 0.77%; Fondo Internacional Advisers, 0.65%. El Fondo de Companias Pequenas no inicio sus operaciones en 1995.
                            INFORMACION RELACIONADA
                               CON EL RENDIMIENTO

    Los Fondos podran divulgar en materiales publicitarios cierta informacion relacionada con el rendimiento. La informacion de rendimiento se basa exclusivamente en el rendimiento pasado del Fondo y no es indicativa de los resultados futuros.

    Cada Fondo podra incluir su rendimiento total en anuncios publicitarios y otros materiales de venta. Cuando un Fondo divulga en materiales publicitarios su rendimiento total, por lo general se calculara sobre un ano, cinco anos y diez anos u otros periodos pertinentes, si el Fondo no hubiere existido durante por lo menos diez anos. El rendimiento total se calcula comparando el valor de una inversion en el Fondo al principio del periodo pertinente con el valor de la inversion al final del periodo (suponiendo la reinversion inmediata de cualesquier dividendos o distribuciones de ganancias de capital).

    El Fondo del Mercado Monetario del Gobierno de EE.UU., y el Fondo del Mercado Monetario podran divulgar en materiales publicitarios la rentabilidad y la rentabilidad efectiva. La rentabilidad de cada uno de dichos Fondos se basa en los ingresos devengados por el Fondo sobre un periodo de siete dias y luego anualizados, es decir, se supone que los ingresos obtenidos durante el periodo se devengan cada siete dias sobre un periodo de 52 semanas y se indican como porcentaje de la inversion. La rentabilidad efectiva se calcula en forma similar, pero al anualizarse, se supone que los ingresos devengados por la inversion se reinvierten en

HARTFORD MUTUAL FUNDS                                                         37
--------------------------------------------------------------------------------

acciones del Fondo y por consiguiente se capitalizan durante el curso de un periodo de 52 semanas.
                                   DIVIDENDOS

    Los accionistas de cada Fondo tendran el derecho de recibir los dividendos que de vez en cuando declarare la Junta Directiva de cada Fondo, en base al rendimiento de inversion del activo que compone la cartera del Fondo. La politica con respecto a cada Fondo, con excepcion del Fondo del Mercado Monetario del Gobierno de EE.UU. y el Fondo del Mercado Monetario es pagar dividendos mensuales derivados de los ingresos netos de inversion y de efectuar distribuciones de las ganancias de capital realizadas, en su caso, una vez al ano. El Fondo del Mercado Monetario del Gobierno de EE.UU., y el Fondo del Mercado Monetario podran declarar dividendos diariamente y pagarlos mensualmente.

    Dichos dividendos y distribuciones se invertiran automaticamente cada mes en acciones integrales o fraccionadas adicionales en el ultimo dia habil de cada mes al valor de activo neto por accion en dicha fecha. Asimismo, se habilita el pago de dichos dividendos y distribuciones en efectivo, cuando asi se solicite. Dichos dividendos y distribuciones se pagaran en efectivo o en acciones integrales o fraccionadas del Fondo al valor de activo neto.
                              VALOR DE ACTIVO NETO

    El valor de activo neto de las acciones de cada Fondo se determinara al cierre de negocios (actualmente, las 4:00 p.m. hora del Este) en cada dia en que la Bolsa de Valores de Nueva York (NYSE) este abierta para operaciones. El precio de las ordenes de compra de acciones de un Fondo recibidas antes del cierre de la NYSE en cualquier dia en que el Fondo este abierto para operaciones se establecera al valor de activo neto por accion determinado al cierre de la NYSE. El precio de las ordenes recibidas despues del cierre de la NYSE o en un dia en que la NYSE o un Fondo no esten abiertos para operaciones se establecera al siguiente valor de activo neto por accion determinado. El valor de activo neto por accion de las acciones de cada Fondo se determinara dividiendo el valor del activo del Fondo, menos el pasivo, entre el numero de acciones en circulacion emitidas por el Fondo.

    Los valores accionarios se valoran al ultimo precio de venta en el momento de efectuarse la valoracion. Si no hubieren ocurrido ventas en tal dia, y en el caso de ciertos titulos accionarios negociados fuera de bolsa, dichos titulos se valoraran al medio entre los precios de oferta y demanda. Los titulos de adeudo (excepto por las obligaciones a corto plazo) incluso los titulos respaldados por hipotecas, se valoran en base a valoraciones suministradas por un servicio de establecimiento de precios no filial que determina las valoraciones para unidades comerciales de tamano institucional de titulos de adeudo. Las inversiones a corto plazo con vencimiento de 60 dias o menos en el momento de su adquisicion se valoran al costo mas interes devengado (costo amortizado) que se aproxima al valor de mercado. Las inversiones a corto plazo con vencimientos en exceso de 60 dias en el momento de su adquisicion se valoran en base a las cotizaciones del mercado hasta que queden menos de 61 dias restantes hasta el vencimiento. A partir de dicho momento, hasta el vencimiento, las inversiones se valoran al costo amortizado usando el valor de la inversion en el 61 dia. Las opciones se valoran al ultimo precio de venta; si no hubiere ocurrido ninguna venta en tal dia, entonces las opciones se valoran al medio entre los precios de oferta y de demanda.

    Los activos para los cuales no hubieren cotizaciones del mercado inmediatamente disponibles se valoran al valor justo segun se determinare de buena fe por, o bajo la direccion de la Junta Directiva de un Fondo.
                            ADQUISICION DE ACCIONES
                                 DE LOS FONDOS

    Las acciones de los Fondos se ofrecen para servir como medios de inversion precedentes de cuentas independientes de anualidad variable y de seguro de vida variable de ITT Hartford Life Insurance Companies. Las acciones de los Fondos se venden en base sin cargo a sus valores de activo neto. Vease "Valor de Activo Neto" y "Venta y Redencion de Acciones".

    Es concebible que en el futuro no fuere conveniente que las cuentas independientes de anualidad variable y la cuentas independientes de seguro de vida variable invertieren simultaneamente en los Fondos. Si bien, en la actualidad ITT Hartford Life Insurance Companies y los Fondos no preven ninguna tal desventaja, ya sea para los Titulares de Contratos de anualidad variable ni para los Titulares de Polizas de seguro de vida variable, la Junta Directiva de cada Fondo tiene la intencion de vigilar los acontecimientos a fin de identificar cualesquier conflictos esenciales entre tales Titulares de Contratos y Titulares de Polizas y determinar las medidas, en su caso, que debieren tomarse en respuesta a los mismos. En caso de que la Junta Directiva de un Fondo llegare a la conclusion de que deberan establecerse fondos independientes para las cuentas independientes de seguro de vida variable y de anualidad variable, los tenedores de contratos de vida variable y de anualidad variable no correran con ningun gasto que conllevare el establecimiento de dichos fondos independientes.

38                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

                         VENTA Y REDENCION DE ACCIONES

    Cada Fondo vende y redime las acciones de tal Fondo a su siguiente valor de activo neto determinado despues del recibo de una orden de compra o de redencion en debida forma por escrito en su sede social, P. O. Box 2999, Hartford, CT 06104-2999. Hartford Equity Sales Company, Inc., Hartford, Connecticut, es el principal suscriptor del Fondo. El valor de las acciones redimidas podra ser superior o inferior al costo original, dependiendo del valor de mercado de los valores en cartera en el momento de la redencion. El pago de las acciones redimidas se efectuara dentro de los siete dias despues del recibo por los Fondos de la solicitud de redencion en debida forma. No obstante, el derecho de redencion de las acciones del Fondo podra suspenderse, o aplazarse el pago de las mismas por cualquier periodo durante el cual: (1) las operaciones de la NYSE estuvieren suspendidas excepto por fines de semana o dias feriados; (2) existiere una emergencia, segun determinare la Comision de Bolsas y Valores, como resultado de la cual (a) la enajenacion por un Fondo de titulos de su propiedad no fuere razonablemente factible, o (b) no fuere razonablemente factible que un Fondo determinare en forma justa el valor de su activo neto; y
(3) asi permitiere la Comision de Bolsas y Valores para la proteccion de los accionistas de los Fondos.
                               IMPUESTOS SOBRE LA
                                RENTA FEDERALES

    Cada Fondo ha elegido y tiene la intencion de calificar bajo la Parte I del Subcapitulo M del Codigo. Cada Fondo tiene la intencion de distribuir todos sus ingresos netos y ganancias a los accionistas. Dichas distribuciones constituyen ingresos y ganancias de capital imponibles. Cada Fondo informara a sus accionistas del importe y la naturaleza de dichos ingresos y ganancias. Cada Fondo podra estar sujeto a un impuesto de uso no deducible del 4% asi como un impuesto sobre la renta determinado con respecto a ciertos importes sin distribuir de ingresos y ganancias de capital. Cada Fondo espera efectuar dichas distribuciones adicionales de ingresos netos de inversion segun fuere necesario para evitar la aplicacion de dichos impuestos. Para un analisis de las implicaciones tributarias de una compra o venta de las acciones de un Fondo por el asegurador, refierase a la seccion titulada "Consideraciones Tributarias Federales" en el prospecto de la cuenta independiente apropiada.

    De ser elegible, cada Fondo podra elegir transferir a sus accionistas, ITT Hartford Life Insurance Companies, un credito por concepto de cualesquier impuestos extranjeros desembolsados durante el ano. En caso de hacerse tal eleccion, la transferencia del credito de impuestos extranjeros resultara en ingresos imponibles e impuestos sobre la renta adicionales para ITT Hartford Life Insurance Companies. El importe del impuesto adicional podra compensarse ampliamente con los creditos de impuestos extranjeros transferidos. Estos creditos de impuestos extranjeros podran ofrecer un beneficio para ITT Hartford Life Insurance Companies.
                          TITULARIDAD Y CAPITALIZACION
                                 DE LOS FONDOS
                                 CAPITAL SOCIAL

    En la fecha del presente prospecto, el capital social autorizado de los Fondos se componia de las siguientes acciones a un valor nominal de $0.10 por accion: Fondo Advisers, 3 mil millones; Fondo de Apreciacion de Capital, 2 mil millones; Fondo de Bonos, 800 millones; Fondo de Dividendos y Crecimiento, 750 millones; Fondo de Indices, 400 millones; Fondo de Oportunidades Internacionales, 1.5 mil millones; Fondo de Companias Pequenas, 750 millones; Fondo del Mercado Monetario, 800 millones; Fondo de Titulos Hipotecarios, 800 millones; Fondo de Acciones, 2 mil millones; Fondo del Mercado Monetario del Gobierno de EE.UU., 100 millones; Fondo Internacional Advisers, 750 millones.

    Al 31 de diciembre de 1995, Hartford Life Insurance Company tenia 10,000,000 acciones (35.5%) del Fondo Internacional Advisers.

    Al 31 de diciembre de 1995, ciertos contratos colectivos de pensiones de HL tenian intereses directos en las acciones de los Fondos, segun se expone abajo:

                                               ACCIONES        %
                                             ------------  ---------
Hartford Advisers Fund, Inc................    11,995,216       0.55
Hartford Capital Appreciation Fund, Inc....     9,760,293       1.58
Hartford Index Fund, Inc...................    12,029,208       7.67
Hartford International Opportunities Fund,
 Inc.......................................     5,692,699       1.07
Hartford Mortgage Securities Fund, Inc.....    15,512,929       5.07
Hartford Stock Fund, Inc...................        70,084       0.01

                                    VOTACION

    Cada accionista tendra el derecho a un voto por cada accion tenida de los Fondos, sobre todos los asuntos sometidos a la consideracion de los accionistas en general. Con respecto a las acciones de los Fondos, emitidas segun lo descrito arriba bajo "Adquisicion de Acciones de los Fondos", asi como a las acciones de los Fondos que no fueren de otra manera imputables a titulares de contratos de anualidad variable o portadores de polizas de vida

HARTFORD MUTUAL FUNDS                                                         39
--------------------------------------------------------------------------------

variable, las empresas ITT Hartford Life Insurance Companies seran los accionistas registrados. Cada una de las companias ITT Hartford Life Insurance Companies votara todas las acciones de los Fondos, en base prorrateada, de acuerdo con las instrucciones escritas de los titulares de contratos de los contratos de anualidad variable y de portadores de polizas de los contratos de seguro de vida variable emitidos por la misma, usando los Fondos como medios de inversion. Esta postura es consonante con la politica del Personal de la Comision de Bolsas y Valores.
                                 OTROS DERECHOS

    Cuando se emita y se pague de acuerdo con los terminos de la oferta, cada accion de los Fondos sera totalmente pagada y no gravable. Las acciones de los Fondos no tienen derechos preferenciales, de suscripcion o conversion y son redimibles segun se estipula bajo "Venta y Redencion de Acciones". No hay derechos preferenciales de los accionistas. Con la liquidacion de un Fondo, los accionistas de dicho Fondo tendran el derecho a compartir, en base prorrateada, cualesquier bienes del Fondo despues de la cancelacion de todas las obligaciones y el pago de los gastos de liquidacion.
                              INFORMACION GENERAL
                           INFORMES A LOS ACCIONISTAS

    Los Fondos emitiran informes semestrales sin auditar que mostraran las inversiones corrientes en cada Fondo y otra informacion, asi como estados financieros anuales examinados por auditores independiente de los Fondos.
        CUSTODIO, AGENTES DE TRANSFERENCIA Y DE DESEMBOLSO DE DIVIDENDOS

    State Street Bank and Trust Company, Boston, Massachusetts, sirve como custodio del activo de los Fondos. Hartford life Insurance Company, P. O. Box 2999, Hartford, Connecticut 06104-2999 sirve como Agente de Transferencias y de Desembolso de Dividendos de los Fondos.
                            DEFINICION DE "MAYORIA"

    Segun se usa en el presente Prospecto, el termino "mayoria de las acciones en circulacion del Fondo" significa el voto de: (1) el 67% o mas de las acciones de cada Fondo presente en una asamblea, si los tenedores de mas del 50% de las acciones en circulacion de cada Fondo estan presentes o representados por poder,
o (2) mas del 50% de las acciones en circulacion de cada Fondo, segun lo que sea menos.
                       PROCEDIMIENTOS LEGALES PENDIENTES

    En la fecha del presente Prospecto, no hay procedimientos legales pendientes que impliquen a los Fondos ni al Asesor o Subasesor.
                           SOLICITUDES DE INFORMACION

    El presente Prospecto no contiene toda la informacion incluida en la Declaracion de Registro presentada ante la Comision de Bolsas y Valores. La Declaracion de Registro, incluso los anexos presentados con la misma, esta abierta para examen en las oficinas de la Comision de Bolsas y Valores en Washington, D.C. Las afirmaciones contenidas en el presente Prospecto con respecto al contenido de cualquier contrato u otro documento aqui referido no necesariamente son completas y, en cada caso, se hace referencia a la copia de tal contrato u otro documento presentado como anexo a la Declaracion de Registro, de la cual el presente Prospecto forma parte, siendo cada tal afirmacion condicionada en todos sus aspectos, por dicha referencia.

    Para mas informacion, escriba a "Hartford Family of Funds", c/o Individual Annuity Operations, P. O. Box 2999, Hartford, CT 06104-2999.
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40                                                         Hartford Mutual Funds
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                                    APENDICE

    La informacion de clasificacion a continuacion describe como los servicios de clasificacion citados anteriormente clasifican los valores descritos. No se confia en dichas empresas de clasificacion como "expertos" segun la definicion de dicho termino a fines de valores. En vez de ello, esta informacion se usa en base al hecho de que dichas clasificaciones han llegado a ser generalmente aceptadas en el sector de las inversiones.
                             CLASIFICACION DE BONOS

    Moody's Investors Service, Inc. ("Moody's")

    Aaa -- Los bonos con clasificacion Aaa se consideran de optima calidad. Llevan el grado minimo de riesgo de inversion y por lo general se denominan de primer orden. Los pagos de interes estan protegidos por un margen grande o excepcionalmente estable y el capital esta garantizado. Si bien los diversos elementos de proteccion pueden cambiar, es poco probable que los cambios previsibles menoscaben la posicion basicamente solida de dichas emisiones.

    Aa -- Los Bonos con clasificacion Aa se consideran de alta calidad segun todas las normas. En conjunto con el grupo Aaa, integran lo que se conoce como bonos de calidad de inversion. Tienen una clasificacion mas baja que los mejores bonos ya que los margenes de proteccion posiblemente no sean tan grandes como los de los titulos Aaa, o la fluctuacion de los elementos de proteccion sea mas amplia o posiblemente hayan otros elementos presentes que indican que los riesgos a largo plazo sean algo mayores que en los titulos Aaa.

    A -- Los Bonos con clasificacion A poseen multiples atributos de inversion favorables y deberan considerarse obligaciones de calidad superior a mediana. Los factores que confieren seguridad al capital e interes se consideran adecuados, pero es posible que hayan elementos presentes que sugieren susceptibilidad a menoscabo en algun momento del futuro.

    Baa -- Los bonos con clasificacion Baa se consideran obligaciones de calidad mediana, es decir, no estan altamente protegidos ni mal garantizados. Los pagos de interes y la seguridad del capital parecen adecuados por el momento, pero es posible que falten ciertos elementos de proteccion o que dichos elementos sean poco confiables sobre un periodo prolongado. Dichos bonos carecen de caracteristicas de inversion sobresalientes e incluso contienen caracteristicas especulativas.

    Ba -- Se considera que los bonos con clasificacion Ba contienen elementos especulativos; su futuro no puede considerarse tan asegurado. A menudo la proteccion de los pagos de interes y capital podra ser muy moderada y consecuentemente no estan bien protegidos durante periodos futuros de baja o alza. Los bonos de esta clase se caracterizan por una inestabilidad de posicion.

    B -- Generalmente, los bonos con clasificacion B carecen de las caracteristicas de una inversion deseable. La garantia de los pagos de interes y capital o del mantenimiento de otros terminos del contrato sobre un periodo prolongado podria ser deficiente.

    Caa -- Se considera que los bonos de clasificacion Caa tienen una solvencia deficiente. Estas emisiones podran estar en incumplimiento o podran existir elementos de peligro con respecto al capital o interes.

    Ca -- Los bonos con clasificacion Ca representan obligaciones altamente especulativas. Estas emisiones a menudo estan en incumplimiento o tienen otras deficiencias pronunciadas.

    C -- Los bonos con clasificacion C son los de mas baja categoria y puede considerarse que las emisiones con esta clasificacion tienen perspectivas minimas de lograr una solvencia de inversion.

    Standard and Poor's Corporation ("Standard & Poor's")

    AAA -- Los bonos de clasificacion AAA son obligaciones de la mas alta calidad, y tienen una capacidad sumamente solida de pagar el capital e interes.

    AA -- Los bonos con clasificacion AA tambien tienen una capacidad muy solida de pagar el capital e interes y solo se diferencian en pequeno grado de las emisiones AAA.

    A -- Los bonos con clasificacion A tienen una capacidad solida de pagar el capital e interes, aunque son algo mas susceptibles ante la considerable solidez de inversion que los instrumentos de adeudo en las categorias de mas alta clasificacion pero no son totalmente libres los efectos adversos de cambios de circunstancias y condiciones economicas.

    BBB -- Se considera que los bonos con clasificacion BBB tienen una capacidad adecuada de pagar el capital e interes. Si bien por lo general exhiben parametros de proteccion, es mas probable que las condiciones economicas adversas o un cambio de circunstancias menoscaben la capacidad de pagar el capital e interes para los instrumentos de adeudo en esta categoria que para los bonos en las categorias mas altas.
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HARTFORD MUTUAL FUNDS                                                         41
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    BB, B, CCC, CC, C -- Los bonos con clasificacion BB, B, CCC, CC y C se consideran en general predominantemente especulativos con respecto a la capacidad del emisor de pagar el interes y reintegrar el capital de acuerdo con los terminos de la obligacion. Si bien es probable que estos bonos tengan cierta calidad y caracteristicas protectoras, dichos factores son contrarrestados por extensas incertidumbres o considerable exposicion a riesgo ante condiciones adversas.
                   CLASIFICACION DE INSTRUMENTOS COMERCIALES
    Las adquisiciones de titulos de adeudo corporativos usados para inversiones a corto plazo, y generalmente denominados instrumentos comerciales, se limitaran a los dos grados superiores de Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services y Thomson Bank Watch u otros NRSRO (organizaciones de clasificacion estadistica de reconocimiento nacional) y constituiran un valor elegible bajo la Regla 2a-7.

    MOODY'S

    Los emisores clasificados Prime-1 (o instituciones de apoyo relacionadas) tienen una capacidad superior de cumplimiento de sus obligaciones de pagares a corto plazo. Normalmente, la capacidad de cumplimiento de pagos Prime-1 se evidenciara en base a las siguientes caracteristicas:

        - Posiciones de liderazgo en el mercado en industrias bien establecidas.

        - Altas tasas de rendimiento sobre los fondos empleados.

        - Estructuras de capitalizacion conservadoras, con dependencia moderada en endeudamiento y amplia proteccion de activos.

        - Margenes amplios en la cobertura de ganancias de cargos financieros fijos y alta generacion interna de efectivo.

        - Acceso bien establecido a una gama de mercados financieros y fuentes garantizadas de liquidez alternativa.

    Los emisores con clasificacion Prime-2 (o instituciones de apoyo relacionadas) tienen una capacidad solida de cumplimiento de las obligaciones de pagares a corto plazo, normalmente evidenciada en base a muchas de las caracteristicas arriba citadas, pero en menor grado. Si bien son solidas, las tendencias de ganancias y razones de cobertura estaran mas sujetas a variacion. Las caracteristicas de capitalizacion, aunque apropiadas, podran verse mas afectadas por las condiciones externas. Se mantiene una amplia liquidez alternativa.

    Los emisores clasificados Prime-3 (o instituciones de apoyo relacionadas) cuentan con una capacidad aceptable de cumplimiento de sus obligaciones de pagares a corto plazo. El efecto de las caracteristicas de la industria y la composicion del mercado podra ser mas pronunciado. La variacion en las ganancias y utilidad podra originar cambios en el nivel de parametros de proteccion de endeudamiento y el requisito de un coeficiente de endeudamiento relativamente alto. Se mantiene una liquidez alternativa adecuada.

    Los emisores clasificados "No Prime" no caen dentro de ninguna de las categorias de clasificacion Prime.

    STANDARD & POOR'S

        - La solidez o debilidad relativa de los siguientes factores determina si se concede la clasificacion A-1 o A-2 a los instrumentos comerciales del emisor.

    Razones de liquidez adecuadas para cumplir los requisitos de efectivo.

    Basicamente, las razones de liquidez son las siguientes, desglosadas por tipo de emisor:

    Compania industrial: razon de activo disponible y pasivo corriente, movimiento de efectivo como porcentaje del pasivo corriente, endeudamiento a corto plazo como porcentaje del pasivo corriente, endeudamiento a corto plazo como porcentaje del activo corriente.

    Servicios: Pasivo corriente como porcentaje de ingresos, movimiento de efectivo como porcentaje de pasivo corriente, endeudamiento a corto plazo como porcentaje de la capitalizacion.

    Compania financiera: razon corriente, pasivo corriente como porcentaje de las cuentas por cobrar netas, pasivo corriente como porcentaje del pasivo total.

        - El endeudamiento superior a largo plazo tiene clasificacion "A" o mayor. En algunos casos, podran permitirse creditos "BBB", siempre que existan otros factores que contrarrestan la clasificacion "BBB".

        - El emisor tiene acceso a un minimo de dos canales adicionales de prestamos.

        - Las ganancias y movimiento de efectivo basicos exhiben una tendencia ascendente, con flexibilidad para acomodar circunstancias poco usuales.

        - Tipicamente, la industria del emisor esta bien establecida y el emisor tiene una posicion solida dentro de la industria.

        - La confiabilidad y calidad de administracion son indiscutibles.
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